UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2015

All Cap Growth - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.3%
Esterline Technologies Corp.(1)	45,129	4,001,137
Air Freight and Logistics — 2.2%
FedEx Corp.	145,080	24,869,614
Airlines — 1.0%
American Airlines Group, Inc.	143,682	5,761,648
Spirit Airlines, Inc.(1)	90,016	5,384,757
		11,146,405
Banks — 0.9%
SVB Financial Group(1)	73,272	10,485,223
Beverages — 3.3%
Boston Beer Co., Inc. (The), Class A(1)	13,229	2,917,259
Brown-Forman Corp., Class B	106,205	11,513,684
Constellation Brands, Inc., Class A	192,041	23,048,761
		37,479,704
Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc.(1)	72,935	14,400,286
Biogen, Inc.(1)	39,015	12,437,202
Gilead Sciences, Inc.	191,777	22,602,837
Regeneron Pharmaceuticals, Inc.(1)	18,603	10,299,737
Vertex Pharmaceuticals, Inc.(1)	89,753	12,116,655
		71,856,717
Capital Markets — 2.4%
Charles Schwab Corp. (The)	348,817	12,166,737
Morgan Stanley	394,403	15,318,612
		27,485,349
Chemicals — 1.6%
Monsanto Co.	182,400	18,584,736
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	155,952	6,071,211
Communications Equipment — 2.9%
Cisco Systems, Inc.	606,634	17,240,538
Motorola Solutions, Inc.	273,448	16,450,632
		33,691,170
Consumer Finance — 0.5%
Discover Financial Services	98,686	5,507,666
Diversified Financial Services — 0.5%
McGraw Hill Financial, Inc.	59,351	6,038,964
Electrical Equipment — 0.7%
Acuity Brands, Inc.	37,509	7,546,436
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	130,343	18,938,838
United Natural Foods, Inc.(1)	38,827	1,767,793
		20,706,631
Food Products — 3.8%
Hain Celestial Group, Inc. (The)(1)	89,448	6,080,675

Hershey Co. (The)	75,892	7,049,608
Mondelez International, Inc., Class A	671,329	30,297,078
		43,427,361
Health Care Equipment and Supplies — 4.6%
DexCom, Inc.(1)	43,357	3,670,170
Hologic, Inc.(1)	174,581	7,273,044
Intuitive Surgical, Inc.(1)	18,829	10,039,058
Teleflex, Inc.	232,628	31,169,826
		52,152,098
Health Care Providers and Services — 3.7%
AmerisourceBergen Corp.	101,387	10,721,675
HCA Holdings, Inc.(1)	66,075	6,145,636
McKesson Corp.	65,366	14,417,779
Team Health Holdings, Inc.(1)	155,737	10,498,231
		41,783,321
Hotels, Restaurants and Leisure — 2.7%
La Quinta Holdings, Inc.(1)	248,788	5,279,281
Starbucks Corp.	444,075	25,725,265
		31,004,546
Household Durables — 0.4%
Harman International Industries, Inc.	45,339	4,881,197
Household Products — 0.5%
Procter & Gamble Co. (The)	69,325	5,317,228
Internet and Catalog Retail — 1.9%
Amazon.com, Inc.(1)	14,971	8,026,702
Priceline Group, Inc. (The)(1)	10,779	13,404,441
		21,431,143
Internet Software and Services — 9.6%
CoStar Group, Inc.(1)	31,323	6,305,006
Facebook, Inc., Class A(1)	327,775	30,814,128
Google, Inc., Class A(1)	70,642	46,447,115
Google, Inc., Class C(1)	30,462	19,057,332
LinkedIn Corp., Class A(1)	37,512	7,624,689
		110,248,270
IT Services — 3.6%
Alliance Data Systems Corp.(1)	48,791	13,419,477
MasterCard, Inc., Class A	242,285	23,598,559
Sabre Corp.	146,465	3,895,969
		40,914,005
Leisure Products — 0.5%
Polaris Industries, Inc.	41,007	5,620,419
Machinery — 2.8%
Flowserve Corp.	67,433	3,168,677
Ingersoll-Rand plc	220,343	13,529,060
Middleby Corp. (The)(1)	126,470	15,517,869
		32,215,606
Media — 4.8%
Comcast Corp., Class A	543,595	33,925,764
Time Warner, Inc.	167,251	14,724,778
Twenty-First Century Fox, Inc.	186,252	6,423,831
		55,074,373

Multiline Retail — 2.2%
Dollar Tree, Inc.(1)	114,353	8,922,965
Target Corp.	198,312	16,231,837
		25,154,802
Oil, Gas and Consumable Fuels — 1.3%
Antero Resources Corp.(1)	165,021	4,539,728
Concho Resources, Inc.(1)	47,707	5,083,658
Pioneer Natural Resources Co.	44,404	5,629,095
		15,252,481
Pharmaceuticals — 5.7%
Allergan plc(1)	128,924	42,693,183
Shire plc ADR	25,102	6,697,465
Zoetis, Inc.	316,975	15,525,435
		64,916,083
Professional Services — 1.7%
Nielsen NV	394,820	19,132,977
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	28,507	5,075,386
Road and Rail — 2.0%
Canadian Pacific Railway Ltd., New York Shares	140,298	22,566,933
Semiconductors and Semiconductor Equipment — 1.3%
Avago Technologies Ltd.	55,345	6,925,873
NXP Semiconductors NV(1)	78,493	7,613,036
		14,538,909
Software — 7.2%
Adobe Systems, Inc.(1)	116,798	9,576,268
Electronic Arts, Inc.(1)	581,973	41,640,168
Intuit, Inc.	159,569	16,877,613
Salesforce.com, Inc.(1)	138,117	10,123,976
Take-Two Interactive Software, Inc.(1)	113,704	3,590,773
		81,808,798
Specialty Retail — 6.1%
AutoZone, Inc.(1)	17,943	12,576,966
Home Depot, Inc. (The)	120,162	14,062,559
Lowe's Cos., Inc.	432,957	30,029,898
Sally Beauty Holdings, Inc.(1)	138,495	4,125,766
Signet Jewelers Ltd.	77,126	9,349,214
		70,144,403
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	508,690	61,704,097
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	48,869	5,630,686
Tobacco — 0.2%
Philip Morris International, Inc.	33,439	2,860,038
Wireless Telecommunication Services — 1.3%
SBA Communications Corp., Class A(1)	120,763	14,578,509
TOTAL COMMON STOCKS (Cost $770,670,030)		1,132,904,632
TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $1,744,882), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $1,706,671)		1,706,655
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $2,093,556), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $2,047,995)		2,047,986
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $6,966,000), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $6,829,011)		6,829,000
State Street Institutional Liquid Reserves Fund, Premier Class	292	292
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,583,933)		10,583,933
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $781,253,963)		1,143,488,565
OTHER ASSETS AND LIABILITIES†		482,325
TOTAL NET ASSETS — 100.0%		$1,143,970,890

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	19,244,291	CAD	25,050,775	JPMorgan Chase Bank N.A.	8/31/15	93,592
USD	1,033,513	CAD	1,346,461	JPMorgan Chase Bank N.A.	8/31/15	4,177
USD	5,735,443	GBP	3,679,042	Credit Suisse AG	8/28/15	(8,939)
USD	203,694	GBP	130,515	Credit Suisse AG	8/28/15	(91)
						88,739

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,132,904,632	—	—
Temporary Cash Investments	292	10,583,641	—
	1,132,904,924	10,583,641	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	97,769	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(9,030)	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$781,345,004
Gross tax appreciation of investments	$372,531,132
Gross tax depreciation of investments	(10,387,571)
Net tax appreciation (depreciation) of investments	$362,143,561

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2015

Balanced - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.5%
Aerospace and Defense — 2.1%
General Dynamics Corp.	17,064	2,544,413
Honeywell International, Inc.	60,966	6,404,478
Huntington Ingalls Industries, Inc.	8,652	1,015,831
Spirit AeroSystems Holdings, Inc., Class A(1)	70,263	3,955,807
Textron, Inc.	100,594	4,395,958
Triumph Group, Inc.	4,953	266,719
		18,583,206
Airlines — 0.8%
Delta Air Lines, Inc.	6,881	305,104
Southwest Airlines Co.	57,515	2,082,043
United Continental Holdings, Inc.(1)	75,170	4,238,836
		6,625,983
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	42,523	1,281,218
Banks — 3.0%
Bank of America Corp.	134,025	2,396,367
Citigroup, Inc.	159,061	9,298,706
JPMorgan Chase & Co.	162,336	11,124,886
Wells Fargo & Co.	55,543	3,214,274
		26,034,233
Beverages — 1.0%
Coca-Cola Co. (The)	9,727	399,585
Dr Pepper Snapple Group, Inc.	9,906	794,659
PepsiCo, Inc.	81,687	7,870,543
		9,064,787
Biotechnology — 3.5%
Amgen, Inc.	51,404	9,077,432
Biogen, Inc.(1)	16,809	5,358,373
Celgene Corp.(1)	49,818	6,538,613
Gilead Sciences, Inc.	78,753	9,281,829
		30,256,247
Capital Markets — 1.6%
Ameriprise Financial, Inc.	35,195	4,422,956
Artisan Partners Asset Management, Inc., Class A	9,295	443,836
Franklin Resources, Inc.	89,124	4,059,598
Goldman Sachs Group, Inc. (The)	1,369	280,741
Legg Mason, Inc.	79,620	3,928,451
Waddell & Reed Financial, Inc., Class A	20,938	940,325
		14,075,907
Chemicals — 1.6%
Cabot Corp.	98,038	3,448,977
Dow Chemical Co. (The)	117,132	5,512,232

LyondellBasell Industries NV, Class A	55,219	5,181,199
		14,142,408
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc.	9,837	205,790
Waste Management, Inc.	9,864	504,346
		710,136
Communications Equipment — 1.7%
Cisco Systems, Inc.	296,962	8,439,660
QUALCOMM, Inc.	104,721	6,742,985
		15,182,645
Diversified Consumer Services — 0.4%
H&R Block, Inc.	92,487	3,078,892
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	19,198	2,740,323
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	53,383	1,854,520
Verizon Communications, Inc.	39,324	1,839,970
		3,694,490
Electric Utilities — 0.1%
NextEra Energy, Inc.	11,404	1,199,701
Electrical Equipment — 0.5%
Emerson Electric Co.	84,886	4,392,851
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	236,630	4,420,248
Energy Equipment and Services — 0.8%
Schlumberger Ltd.	82,459	6,829,254
Food and Staples Retailing — 2.2%
CVS Health Corp.	61,222	6,885,638
Kroger Co. (The)	133,210	5,227,161
Wal-Mart Stores, Inc.	100,837	7,258,247
		19,371,046
Food Products — 1.8%
Archer-Daniels-Midland Co.	109,908	5,211,837
Bunge Ltd.	43,735	3,492,240
Hormel Foods Corp.	14,140	837,229
Ingredion, Inc.	22,392	1,974,975
Pilgrim's Pride Corp.	128,384	2,778,230
Sanderson Farms, Inc.	14,827	1,067,692
		15,362,203
Health Care Equipment and Supplies — 1.2%
St. Jude Medical, Inc.	68,268	5,039,544
Stryker Corp.	50,046	5,118,204
		10,157,748
Health Care Providers and Services — 1.8%
Aetna, Inc.	43,138	4,873,300
Cardinal Health, Inc.	5,887	500,277
Express Scripts Holding Co.(1)	46,632	4,200,144
HCA Holdings, Inc.(1)	54,419	5,061,511
UnitedHealth Group, Inc.	11,541	1,401,078
		16,036,310

Health Care Technology — 0.3%
Cerner Corp.(1)	39,577	2,838,462
Hotels, Restaurants and Leisure — 1.6%
Brinker International, Inc.	70,513	4,223,729
Cracker Barrel Old Country Store, Inc.	9,279	1,409,387
Darden Restaurants, Inc.	56,811	4,190,380
Las Vegas Sands Corp.	68,833	3,857,401
		13,680,897
Household Durables — 0.1%
Garmin Ltd.	12,774	535,358
Household Products — 1.1%
Procter & Gamble Co. (The)	127,799	9,802,183
Industrial Conglomerates — 1.1%
3M Co.	43,234	6,543,034
General Electric Co.	125,299	3,270,304
		9,813,338
Insurance — 1.6%
Allstate Corp. (The)	70,300	4,847,185
Amtrust Financial Services, Inc.	47,897	3,329,320
Aspen Insurance Holdings Ltd.	37,824	1,818,956
Hanover Insurance Group, Inc. (The)	45,635	3,689,590
		13,685,051
Internet and Catalog Retail — 0.3%
Amazon.com, Inc.(1)	5,275	2,828,191
Internet Software and Services — 1.4%
eBay, Inc.(1)	102,826	2,891,467
Facebook, Inc., Class A(1)	17,484	1,643,671
Google, Inc., Class A(1)	12,256	8,058,320
		12,593,458
IT Services — 2.1%
Accenture plc, Class A	59,652	6,150,718
Amdocs Ltd.	53,897	3,161,059
International Business Machines Corp.	51,190	8,292,268
PayPal Holdings, Inc.(1)	31,026	1,200,706
		18,804,751
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	5,532	833,894
Machinery — 2.3%
Caterpillar, Inc.	63,433	4,987,737
Cummins, Inc.	33,307	4,314,256
PACCAR, Inc.	35,707	2,315,242
Parker-Hannifin Corp.	37,159	4,189,677
Stanley Black & Decker, Inc.	44,844	4,730,593
		20,537,505
Media — 2.1%
Comcast Corp., Class A	141,701	8,843,559
Omnicom Group, Inc.	3,107	227,060
Scripps Networks Interactive, Inc., Class A	23,805	1,489,717
Twenty-First Century Fox, Inc.	162,944	5,619,938

Viacom, Inc., Class B	39,656	2,260,392
Walt Disney Co. (The)	3,197	383,640
		18,824,306
Metals and Mining — 0.2%
Alcoa, Inc.	219,827	2,169,693
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	16,914	704,806
Multiline Retail — 1.8%
Big Lots, Inc.	75,327	3,252,620
Dillard's, Inc., Class A	27,290	2,780,305
Kohl's Corp.	68,868	4,222,986
Target Corp.	69,164	5,661,073
		15,916,984
Oil, Gas and Consumable Fuels — 2.1%
Chevron Corp.	10,100	893,648
CVR Energy, Inc.	17,278	660,538
Exxon Mobil Corp.	68,922	5,459,311
Marathon Petroleum Corp.	11,946	653,088
Murphy Oil Corp.	97,311	3,190,828
Valero Energy Corp.	76,165	4,996,424
Western Refining, Inc.	54,782	2,419,173
		18,273,010
Pharmaceuticals — 4.0%
AbbVie, Inc.	112,691	7,889,497
Johnson & Johnson	74,250	7,440,593
Merck & Co., Inc.	149,340	8,805,086
Pfizer, Inc.	303,549	10,945,977
		35,081,153
Real Estate Investment Trusts (REITs) — 1.3%
Hospitality Properties Trust	70,511	1,933,411
Lamar Advertising Co., Class A	68,454	4,110,663
Plum Creek Timber Co., Inc.	29,058	1,191,378
RLJ Lodging Trust	74,977	2,236,564
Ryman Hospitality Properties, Inc.	39,067	2,233,851
		11,705,867
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	22,138	3,941,450
Semiconductors and Semiconductor Equipment — 1.5%
Intel Corp.	271,472	7,859,115
Texas Instruments, Inc.	102,338	5,114,853
		12,973,968
Software — 3.0%
Activision Blizzard, Inc.	24,991	644,518
Microsoft Corp.	309,365	14,447,345
Oracle Corp.	193,138	7,713,932
Synopsys, Inc.(1)	76,609	3,894,802
		26,700,597
Specialty Retail — 1.4%
Foot Locker, Inc.	74,052	5,224,368

Gap, Inc. (The)	37,993	1,385,985
Lowe's Cos., Inc.	85,467	5,927,991
		12,538,344
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	150,626	18,270,934
EMC Corp.	43,395	1,166,891
Hewlett-Packard Co.	142,866	4,360,270
Western Digital Corp.	39,877	3,431,815
		27,229,910
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., Class B	22,038	2,539,219
Wolverine World Wide, Inc.	27,388	803,016
		3,342,235
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	59,396	1,738,521
EverBank Financial Corp.	29,037	578,998
		2,317,519
Tobacco — 0.2%
Philip Morris International, Inc.	16,265	1,391,145
TOTAL COMMON STOCKS (Cost $439,475,407)		522,303,911
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Bills, 0.25%, 6/23/16(2)	3,000,000	2,993,025
U.S. Treasury Bonds, 4.75%, 2/15/37	1,860,000	2,491,965
U.S. Treasury Bonds, 3.50%, 2/15/39	4,900,000	5,481,875
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,547,344
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,369,156
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,570,195
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,110,853
U.S. Treasury Bonds, 2.875%, 5/15/43	770,000	763,383
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,905,487
U.S. Treasury Bonds, 3.00%, 11/15/44	1,000,000	1,016,250
U.S. Treasury Bonds, 2.50%, 2/15/45	1,250,000	1,144,629
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,756,835
U.S. Treasury Notes, 0.375%, 1/15/16	700,000	700,547
U.S. Treasury Notes, 0.625%, 12/15/16	2,100,000	2,104,183
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,499,649
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,381,728
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,403,985
U.S. Treasury Notes, 1.00%, 2/15/18	13,600,000	13,647,818
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	5,015,625
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,195,031
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	915,537
U.S. Treasury Notes, 1.375%, 7/31/18	11,130,000	11,252,608
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,523,437
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,361,200
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,112,109
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	201,703
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,831,937
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,445,240

U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,674,719
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,611,578
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	957,867
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,935,710
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,491,211
U.S. Treasury Notes, 1.625%, 6/30/20	3,850,000	3,867,144
U.S. Treasury Notes, 2.00%, 10/31/21	4,950,000	5,001,435
U.S. Treasury Notes, 1.875%, 5/31/22	2,000,000	1,996,406
U.S. Treasury Notes, 2.00%, 2/15/25	2,450,000	2,410,952
TOTAL U.S. TREASURY SECURITIES (Cost $114,000,888)		115,690,356
CORPORATE BONDS — 11.9%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	271,873
Lockheed Martin Corp., 3.80%, 3/1/45	100,000	89,425
United Technologies Corp., 6.05%, 6/1/36	250,000	305,301
United Technologies Corp., 5.70%, 4/15/40	120,000	142,408
		809,007
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(3)	200,000	197,500
Tenneco, Inc., 6.875%, 12/15/20	100,000	105,250
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	150,000	151,875
		454,625
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,328
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,102
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	210,000	213,244
Ford Motor Co., 4.75%, 1/15/43	70,000	69,158
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	200,107
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	429,746
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	182,041
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	496,699
General Motors Co., 5.00%, 4/1/35	210,000	203,493
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	354,775
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	150,000	152,062
		2,523,755
Banks — 1.8%
Bank of America Corp., 3.75%, 7/12/16	400,000	409,586
Bank of America Corp., 6.50%, 8/1/16	480,000	504,114
Bank of America Corp., 5.75%, 12/1/17	360,000	391,181
Bank of America Corp., 5.625%, 7/1/20	110,000	124,011
Bank of America Corp., 5.70%, 1/24/22	220,000	251,037
Bank of America Corp., 4.10%, 7/24/23	70,000	72,554
Bank of America Corp., MTN, 4.00%, 4/1/24	220,000	225,940
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	382,733
Bank of America Corp., MTN, 4.00%, 1/22/25	300,000	295,237
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	116,688
Bank of America N.A., 5.30%, 3/15/17	870,000	919,808
Bank of Nova Scotia (The), 2.55%, 1/12/17	150,000	153,050
Barclays Bank plc, 5.14%, 10/14/20	200,000	219,556

Barclays Bank plc, 3.75%, 5/15/24	200,000	202,980
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	101,200
BPCE SA, 5.15%, 7/21/24(3)	200,000	205,894
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	132,777
Capital One Financial Corp., 3.20%, 2/5/25	290,000	274,453
Citigroup, Inc., 4.45%, 1/10/17	100,000	104,224
Citigroup, Inc., 5.50%, 2/15/17	90,000	95,269
Citigroup, Inc., 1.75%, 5/1/18	710,000	706,690
Citigroup, Inc., 4.50%, 1/14/22	560,000	605,741
Citigroup, Inc., 4.05%, 7/30/22	70,000	72,189
Citigroup, Inc., 3.30%, 4/27/25	680,000	660,264
Citigroup, Inc., 5.30%, 5/6/44	140,000	147,964
Commerzbank AG, 8.125%, 9/19/23(3)	200,000	234,062
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	450,998
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(3)	280,000	278,516
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	113,130
Fifth Third Bank, 2.875%, 10/1/21	250,000	250,366
HBOS plc, MTN, 6.75%, 5/21/18(3)	300,000	333,486
HSBC Holdings plc, 5.10%, 4/5/21	230,000	256,332
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)	230,000	227,319
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	571,293
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	501,021
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	220,515
JPMorgan Chase & Co., 3.875%, 9/10/24	370,000	366,584
JPMorgan Chase & Co., 3.125%, 1/23/25	570,000	549,334
JPMorgan Chase & Co., 4.95%, 6/1/45	100,000	100,699
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	260,338
KeyCorp, MTN, 2.30%, 12/13/18	220,000	222,197
KFW, 2.00%, 6/1/16	260,000	263,434
KFW, 2.00%, 10/4/22	300,000	297,991
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	247,492
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	255,022
Standard Chartered plc, 3.95%, 1/11/23(3)	200,000	197,555
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	50,829
U.S. Bancorp, 3.44%, 2/1/16	120,000	121,387
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	111,482
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	333,212
U.S. Bank N.A., 2.80%, 1/27/25	500,000	488,236
Wells Fargo & Co., 4.125%, 8/15/23	200,000	207,286
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,312
Wells Fargo & Co., MTN, 2.60%, 7/22/20	210,000	211,181
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	492,978
Wells Fargo & Co., MTN, 3.00%, 2/19/25	160,000	154,326
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	211,738
Wells Fargo & Co., MTN, 4.65%, 11/4/44	80,000	78,349
		16,054,140
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	460,000	544,451
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	460,000	444,431

Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	182,012
Pernod-Ricard SA, 2.95%, 1/15/17(3)	180,000	183,528
		1,354,422
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17	180,000	182,365
Amgen, Inc., 4.10%, 6/15/21	100,000	105,942
Amgen, Inc., 5.375%, 5/15/43	250,000	272,203
Celgene Corp., 3.25%, 8/15/22	190,000	187,496
Celgene Corp., 3.625%, 5/15/24	300,000	295,830
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	336,218
		1,380,054
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	170,850
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	147,369
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	405,965
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	116,482
		669,816
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	212,625
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	110,869
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	106,638
Eastman Chemical Co., 2.70%, 1/15/20	210,000	210,287
Eastman Chemical Co., 3.60%, 8/15/22	198,000	200,674
Ecolab, Inc., 4.35%, 12/8/21	250,000	270,305
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	217,239
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	123,953
Mosaic Co. (The), 4.25%, 11/15/23	140,000	144,002
Mosaic Co. (The), 5.625%, 11/15/43	120,000	129,758
		1,726,350
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	185,202
Covanta Holding Corp., 5.875%, 3/1/24	150,000	148,500
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	163,200
Republic Services, Inc., 3.55%, 6/1/22	220,000	223,203
Waste Management, Inc., 4.10%, 3/1/45	150,000	139,152
		859,257
Communications Equipment†
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	258,564
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	157,610
		416,174
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	162,938
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	272,613
American Express Co., 1.55%, 5/22/18	220,000	218,880
American Express Credit Corp., 1.30%, 7/29/16	180,000	180,689
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,110
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	241,820

CIT Group, Inc., 4.25%, 8/15/17	470,000	481,750
CIT Group, Inc., 5.00%, 8/15/22	90,000	91,688
Discover Bank, 2.00%, 2/21/18	250,000	248,088
Equifax, Inc., 3.30%, 12/15/22	140,000	140,321
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	420,000	435,225
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	102,628
PNC Bank N.A., 6.00%, 12/7/17	290,000	316,528
Synchrony Financial, 3.00%, 8/15/19	90,000	90,813
		3,069,153
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	172,350
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	210,000	204,750
Rock-Tenn Co., 3.50%, 3/1/20	140,000	143,992
Rock-Tenn Co., 4.00%, 3/1/23	240,000	245,610
		766,702
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	44,875
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	107,864
Johns Hopkins University, 4.08%, 7/1/53	45,000	44,368
University of Notre Dame du Lac, 3.44%, 2/15/45	130,000	121,817
		318,924
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	340,000	341,700
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(3)	100,000	104,500
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	191,631
General Electric Capital Corp., 5.30%, 2/11/21	40,000	45,216
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	428,013
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	533,658
General Electric Capital Corp., MTN, 4.375%, 9/16/20	870,000	951,155
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	132,761
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	334,973
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	544,093
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	122,883
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	527,294
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	307,670
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	160,000	156,931
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	260,000	312,903
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	99,746
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	220,000	223,601
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	150,000	151,950
Morgan Stanley, 2.65%, 1/27/20	90,000	90,406
Morgan Stanley, 5.00%, 11/24/25	610,000	646,689
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	773,580
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	975,450
Morgan Stanley, MTN, 3.70%, 10/23/24	300,000	301,142
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	352,081
		8,650,026
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	290,000	274,634

AT&T, Inc., 3.40%, 5/15/25	600,000	575,092
AT&T, Inc., 6.55%, 2/15/39	287,000	333,490
AT&T, Inc., 4.30%, 12/15/42	130,000	113,115
British Telecommunications plc, 5.95%, 1/15/18	480,000	528,996
CenturyLink, Inc., 6.00%, 4/1/17	60,000	63,075
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	150,150
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	250,000	253,192
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	239,891
Frontier Communications Corp., 8.25%, 4/15/17	160,000	172,600
Frontier Communications Corp., 8.50%, 4/15/20	150,000	155,625
Orange SA, 4.125%, 9/14/21	210,000	223,533
Orange SA, 5.50%, 2/6/44	80,000	85,262
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	119,400
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	111,649
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	505,140
Verizon Communications, Inc., 3.50%, 11/1/21	130,000	132,884
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	386,277
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	574,005
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	145,519
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	165,978
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	238,035
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	185,323
Windstream Services LLC, 7.875%, 11/1/17	60,000	60,975
		5,793,840
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(3)	180,000	177,750
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	209,800
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	53,375
		263,175
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	270,000	265,659
Ensco plc, 5.20%, 3/15/25	80,000	76,256
Noble Holding International Ltd., 5.95%, 4/1/25	75,000	68,415
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	176,463
Transocean, Inc., 6.50%, 11/15/20	70,000	60,661
Weatherford International Ltd., 4.50%, 4/15/22	130,000	118,281
		765,735
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	220,000	225,319
CVS Health Corp., 2.75%, 12/1/22	170,000	164,641
CVS Health Corp., 5.125%, 7/20/45	110,000	117,377
Delhaize Group SA, 5.70%, 10/1/40	90,000	95,427
Dollar General Corp., 3.25%, 4/15/23	220,000	211,090
Kroger Co. (The), 6.40%, 8/15/17	200,000	218,871
Kroger Co. (The), 3.30%, 1/15/21	330,000	336,924
Target Corp., 3.50%, 7/1/24	210,000	216,968
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	48,898
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	135,362

Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	405,271
		2,176,148
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	205,719
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	225,789
Kraft Heinz Food Co., 5.20%, 7/15/45(3)	140,000	147,959
Mondelez International, Inc., 4.00%, 2/1/24	220,000	228,626
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	191,485
		999,578
Gas Utilities — 0.6%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(3)	200,000	199,636
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	142,889
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	107,853
Enbridge, Inc., 4.50%, 6/10/44	120,000	98,637
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	168,750
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	205,433
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	149,375
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	185,929
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	328,969
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	433,260
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	150,150
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	237,796
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	183,897
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	164,221
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	213,878
Kinder Morgan, Inc., 7.25%, 6/1/18	150,000	167,939
Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	76,252
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	137,039
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	172,033
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	130,000	127,400
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	150,000	146,250
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	312,351
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	310,030
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	195,300
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	189,218
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	45,245
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	79,297
Williams Partners LP, 4.125%, 11/15/20	200,000	207,326
Williams Partners LP, 5.40%, 3/4/44	240,000	218,165
		5,354,518
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	358,979
Medtronic, Inc., 2.50%, 3/15/20(3)	130,000	130,700
Medtronic, Inc., 2.75%, 4/1/23	200,000	194,586
Medtronic, Inc., 3.50%, 3/15/25(3)	180,000	180,121
Medtronic, Inc., 4.375%, 3/15/35(3)	210,000	211,174
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	119,737
		1,195,297

Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	123,237
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	240,000	246,600
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	518,634
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	198,928
HCA, Inc., 3.75%, 3/15/19	310,000	315,231
NYU Hospitals Center, 4.43%, 7/1/42	90,000	88,243
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	229,670
UnitedHealth Group, Inc., 2.875%, 3/15/22	160,000	158,321
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	102,173
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	167,896
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	133,250
		2,282,183
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	200,000	201,149
McDonald's Corp., MTN, 4.60%, 5/26/45	70,000	69,563
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	166,592
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	111,782
		549,086
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	276,412
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	117,700
Lennar Corp., 4.75%, 12/15/17	210,000	219,450
Lennar Corp., 4.50%, 6/15/19	160,000	166,000
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	143,003
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	113,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	100,000	99,500
		1,135,065
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	230,000	250,076
General Electric Co., 2.70%, 10/9/22	210,000	207,724
General Electric Co., 4.125%, 10/9/42	180,000	178,017
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	170,000	168,115
		803,932
Insurance — 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25	180,000	175,296
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19(3)	150,000	150,720
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	94,219
American International Group, Inc., 4.875%, 6/1/22	550,000	609,465
American International Group, Inc., 4.50%, 7/16/44	120,000	116,281
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	231,395
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	153,540
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	91,810
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	224,489
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	59,917
International Lease Finance Corp., 6.25%, 5/15/19	100,000	109,235
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	60,000	65,512
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)	210,000	206,627
Lincoln National Corp., 6.25%, 2/15/20	160,000	184,356

Markel Corp., 4.90%, 7/1/22	190,000	206,336
Markel Corp., 3.625%, 3/30/23	100,000	100,082
MetLife, Inc., 1.76%, 12/15/17	90,000	90,526
MetLife, Inc., 4.125%, 8/13/42	110,000	104,510
MetLife, Inc., 4.875%, 11/13/43	110,000	117,772
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	200,000	197,228
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	70,165
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	79,005
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	370,000	417,720
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	120,000	122,612
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	104,803
Voya Financial, Inc., 5.50%, 7/15/22	180,000	204,367
Voya Financial, Inc., 5.70%, 7/15/43	160,000	184,633
WR Berkley Corp., 4.625%, 3/15/22	130,000	138,466
WR Berkley Corp., 4.75%, 8/1/44	90,000	88,824
XLIT Ltd., 4.45%, 3/31/25	50,000	49,911
		4,749,822
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(3)	200,000	196,899
Netflix, Inc., 5.375%, 2/1/21	200,000	209,500
Netflix, Inc., 5.75%, 3/1/24	40,000	42,000
		448,399
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	149,521
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	105,434
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	107,868
Xerox Corp., 2.95%, 3/15/17	80,000	81,714
		444,537
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	153,352
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	80,000	79,347
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	185,544
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	150,000	161,744
		579,987
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	220,114
Deere & Co., 5.375%, 10/16/29	200,000	238,522
Oshkosh Corp., 5.375%, 3/1/22	290,000	290,363
		748,999
Media — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	240,000	234,985
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	190,733
21st Century Fox America, Inc., 4.75%, 9/15/44	190,000	188,400
CBS Corp., 3.50%, 1/15/25	170,000	163,518
CBS Corp., 4.85%, 7/1/42	60,000	56,690
CCO Safari II LLC, 4.91%, 7/23/25(3)	330,000	330,751
Comcast Corp., 4.40%, 8/15/35	140,000	142,085
Comcast Corp., 6.40%, 5/15/38	310,000	390,019
Comcast Corp., 4.75%, 3/1/44	310,000	325,834

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	250,000	270,446
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	120,000	123,737
Discovery Communications LLC, 5.625%, 8/15/19	90,000	100,321
Discovery Communications LLC, 3.25%, 4/1/23	100,000	95,908
DISH DBS Corp., 7.125%, 2/1/16	50,000	51,250
Embarq Corp., 8.00%, 6/1/36	120,000	131,436
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	164,564
Lamar Media Corp., 5.375%, 1/15/24	180,000	184,500
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	101,214
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	411,993
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	117,964
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	158,400
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	50,594
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	230,000	228,008
TEGNA, Inc., 5.125%, 7/15/20	330,000	344,850
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	144,655
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	64,534
Time Warner Cable, Inc., 4.50%, 9/15/42	100,000	81,206
Time Warner, Inc., 4.70%, 1/15/21	140,000	151,600
Time Warner, Inc., 3.60%, 7/15/25	150,000	145,960
Time Warner, Inc., 7.70%, 5/1/32	200,000	264,702
Time Warner, Inc., 5.375%, 10/15/41	100,000	106,248
Time Warner, Inc., 5.35%, 12/15/43	120,000	124,539
Viacom, Inc., 4.50%, 3/1/21	110,000	117,202
Viacom, Inc., 3.125%, 6/15/22	190,000	181,436
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	200,000	193,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	126,197
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	230,000	233,013
		6,492,992
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	230,000	223,430
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	60,489
Freeport-McMoRan, Inc., 4.55%, 11/14/24	80,000	68,000
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	110,000	113,373
Newmont Mining Corp., 6.25%, 10/1/39	80,000	73,221
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	150,000	146,820
Southern Copper Corp., 5.25%, 11/8/42	100,000	85,236
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	165,635
Teck Resources Ltd., 3.15%, 1/15/17	110,000	106,772
Vale Overseas Ltd., 5.625%, 9/15/19	280,000	300,577
		1,343,553
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	160,651
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	63,599
CMS Energy Corp., 8.75%, 6/15/19	180,000	221,913
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	141,338
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	243,676
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,615
Consumers Energy Co., 3.375%, 8/15/23	50,000	51,425

Dominion Resources, Inc., 6.40%, 6/15/18	190,000	214,017
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	203,225
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	159,737
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	133,756
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	108,480
DPL, Inc., 6.50%, 10/15/16	44,000	45,980
Duke Energy Corp., 1.625%, 8/15/17	150,000	150,598
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,379
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	143,008
Duke Energy Florida, Inc., 3.85%, 11/15/42	220,000	210,513
Duke Energy Progress, Inc., 4.15%, 12/1/44	130,000	129,724
Edison International, 3.75%, 9/15/17	130,000	136,148
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	123,655
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	72,571
FirstEnergy Corp., 2.75%, 3/15/18	135,000	136,824
FirstEnergy Corp., 4.25%, 3/15/23	260,000	264,654
Florida Power & Light Co., 4.125%, 2/1/42	140,000	141,358
Georgia Power Co., 4.30%, 3/15/42	70,000	66,646
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	242,219
MidAmerican Energy Co., 4.40%, 10/15/44	150,000	156,005
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	210,867
Nisource Finance Corp., 5.65%, 2/1/45	100,000	116,911
PacifiCorp, 6.00%, 1/15/39	110,000	137,743
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	123,325
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,166
Sempra Energy, 6.50%, 6/1/16	200,000	208,859
Sempra Energy, 2.40%, 3/15/20	120,000	119,357
Sempra Energy, 2.875%, 10/1/22	200,000	195,463
Southern Power Co., 5.15%, 9/15/41	40,000	41,921
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	163,685
Virginia Electric and Power Co., 4.45%, 2/15/44	80,000	83,337
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	53,019
		5,410,367
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	210,000	208,297
Target Corp., 4.00%, 7/1/42	280,000	275,438
		483,735
Oil, Gas and Consumable Fuels — 0.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	50,000	52,625
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	92,588
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	83,956
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	124,257
Apache Corp., 4.75%, 4/15/43	90,000	82,909
BP Capital Markets plc, 4.50%, 10/1/20	100,000	109,859
BP Capital Markets plc, 2.75%, 5/10/23	100,000	96,030
BP Capital Markets plc, 3.51%, 3/17/25	100,000	99,188
California Resources Corp., 5.50%, 9/15/21	260,000	215,800
Chesapeake Energy Corp., 4.875%, 4/15/22	220,000	177,100
Chevron Corp., 2.43%, 6/24/20	80,000	81,096

Cimarex Energy Co., 4.375%, 6/1/24	220,000	213,950
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	143,464
Concho Resources, Inc., 7.00%, 1/15/21	330,000	345,675
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	51,596
Continental Resources, Inc., 5.00%, 9/15/22	240,000	228,900
Devon Energy Corp., 5.00%, 6/15/45	50,000	48,683
Ecopetrol SA, 4.125%, 1/16/25	90,000	82,800
EOG Resources, Inc., 5.625%, 6/1/19	150,000	168,974
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,659
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	272,306
Hess Corp., 6.00%, 1/15/40	90,000	94,253
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	213,010
Newfield Exploration Co., 5.75%, 1/30/22	220,000	218,900
Noble Energy, Inc., 4.15%, 12/15/21	290,000	300,209
Petrobras Global Finance BV, 5.75%, 1/20/20	200,000	193,348
Petrobras Global Finance BV, 5.375%, 1/27/21	310,000	289,373
Petrobras Global Finance BV, 5.625%, 5/20/43	70,000	52,241
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	134,550
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	249,840
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,068
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	53,750
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	213,900
Phillips 66, 4.30%, 4/1/22	250,000	264,020
Phillips 66, 4.65%, 11/15/34	180,000	178,571
Range Resources Corp., 6.75%, 8/1/20	190,000	196,412
Shell International Finance BV, 2.375%, 8/21/22	130,000	125,822
Shell International Finance BV, 3.25%, 5/11/25	200,000	198,232
Shell International Finance BV, 3.625%, 8/21/42	140,000	124,069
Statoil ASA, 2.45%, 1/17/23	190,000	182,302
Statoil ASA, 3.95%, 5/15/43	50,000	47,376
Statoil ASA, 4.80%, 11/8/43	100,000	108,265
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	161,625
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	108,928
Tesoro Corp., 5.375%, 10/1/22	100,000	102,000
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	116,087
Total Capital SA, 2.125%, 8/10/18	140,000	141,967
Whiting Petroleum Corp., 5.00%, 3/15/19	190,000	183,350
		7,220,883
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	250,000	251,241
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	392,223
International Paper Co., 3.80%, 1/15/26	70,000	68,519
International Paper Co., 6.00%, 11/15/41	70,000	76,608
		788,591
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	300,000	300,558
AbbVie, Inc., 2.90%, 11/6/22	220,000	214,020
AbbVie, Inc., 3.60%, 5/14/25	140,000	138,386
AbbVie, Inc., 4.40%, 11/6/42	240,000	227,232

Actavis Funding SCS, 3.85%, 6/15/24	220,000	216,266
Actavis Funding SCS, 4.55%, 3/15/35	150,000	141,765
Actavis, Inc., 1.875%, 10/1/17	220,000	219,980
Actavis, Inc., 3.25%, 10/1/22	200,000	195,025
Actavis, Inc., 4.625%, 10/1/42	60,000	56,354
Baxalta, Inc., 4.00%, 6/23/25(3)	230,000	228,511
Forest Laboratories LLC, 4.875%, 2/15/21(3)	270,000	292,218
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	250,358
Merck & Co., Inc., 2.40%, 9/15/22	100,000	97,169
Merck & Co., Inc., 3.70%, 2/10/45	80,000	73,674
Perrigo Finance plc, 3.90%, 12/15/24	200,000	198,255
Roche Holdings, Inc., 6.00%, 3/1/19(3)	205,000	233,991
Roche Holdings, Inc., 3.35%, 9/30/24(3)	110,000	111,670
Sanofi, 4.00%, 3/29/21	95,000	102,426
		3,297,858
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	141,448
DDR Corp., 4.75%, 4/15/18	230,000	244,473
DDR Corp., 3.625%, 2/1/25	150,000	144,030
Essex Portfolio LP, 3.625%, 8/15/22	150,000	151,920
Essex Portfolio LP, 3.375%, 1/15/23	60,000	59,406
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,547
HCP, Inc., 3.75%, 2/1/16	200,000	202,751
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,309
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	129,461
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	350,175
Hospitality Properties Trust, 4.50%, 3/15/25	140,000	137,692
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,870
Kilroy Realty LP, 3.80%, 1/15/23	190,000	191,526
Realty Income Corp., 4.125%, 10/15/26	80,000	81,717
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	128,820
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	178,310
Ventas Realty LP, 4.125%, 1/15/26	100,000	100,518
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	95,000	95,652
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	120,000	130,208
		2,665,833
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	186,053
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	65,665
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	217,248
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	170,754
CSX Corp., 4.25%, 6/1/21	150,000	163,106
CSX Corp., 3.40%, 8/1/24	180,000	181,135
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	44,089
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	204,534
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	40,000	40,667
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(3)	110,000	107,654
Union Pacific Corp., 4.00%, 2/1/21	100,000	107,503
Union Pacific Corp., 4.75%, 9/15/41	250,000	268,804
		1,757,212

Semiconductors and Semiconductor Equipment†
Intel Corp., 3.70%, 7/29/25	110,000	111,322
KLA-Tencor Corp., 4.65%, 11/1/24	80,000	79,417
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	200,000	201,250
		391,989
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	210,000	221,025
Intuit, Inc., 5.75%, 3/15/17	254,000	269,717
Microsoft Corp., 2.70%, 2/12/25	360,000	348,169
Oracle Corp., 2.50%, 10/15/22	260,000	251,655
Oracle Corp., 3.625%, 7/15/23	280,000	289,039
Oracle Corp., 3.40%, 7/8/24	170,000	171,559
Oracle Corp., 4.30%, 7/8/34	160,000	161,119
		1,712,283
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	190,000	188,316
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	449,504
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	227,000	238,577
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	168,300
		1,044,697
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	160,000	158,442
Apple, Inc., 2.85%, 5/6/21	180,000	182,900
Apple, Inc., 3.45%, 5/6/24	240,000	246,034
Dell, Inc., 2.30%, 9/10/15	90,000	90,169
Dell, Inc., 3.10%, 4/1/16	40,000	40,150
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	304,110
Seagate HDD Cayman, 4.75%, 6/1/23	310,000	314,636
		1,336,441
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	293,300
L Brands, Inc., 6.90%, 7/15/17	100,000	109,375
PVH Corp., 4.50%, 12/15/22	210,000	212,625
		615,300
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	262,091
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	193,973
Reynolds American, Inc., 4.45%, 6/12/25	250,000	257,579
		713,643
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	308,264
Sprint Communications, 6.00%, 12/1/16	150,000	153,375
Sprint Communications, 9.00%, 11/15/18(3)	180,000	202,050
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	217,088
Vodafone Group plc, 5.625%, 2/27/17	110,000	116,455
		997,232
TOTAL CORPORATE BONDS (Cost $103,194,019)		104,126,853

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 10.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, VRN, 1.76%, 8/15/15	139,844	143,326
FHLMC, VRN, 1.84%, 8/15/15	441,500	453,741
FHLMC, VRN, 1.97%, 8/15/15	206,753	213,148
FHLMC, VRN, 1.98%, 8/15/15	312,938	322,766
FHLMC, VRN, 2.06%, 8/15/15	583,367	594,467
FHLMC, VRN, 2.26%, 8/15/15	380,439	406,572
FHLMC, VRN, 2.33%, 8/15/15	787,017	798,704
FHLMC, VRN, 2.41%, 8/15/15	163,709	175,120
FHLMC, VRN, 2.42%, 8/15/15	1,014,193	1,083,246
FHLMC, VRN, 2.49%, 8/15/15	99,090	106,039
FHLMC, VRN, 2.55%, 8/15/15	78,139	83,388
FHLMC, VRN, 2.87%, 8/15/15	186,882	193,218
FHLMC, VRN, 3.00%, 8/15/15	93,414	99,941
FHLMC, VRN, 3.00%, 8/15/15	382,223	407,022
FHLMC, VRN, 3.29%, 8/15/15	290,158	307,034
FHLMC, VRN, 3.74%, 8/15/15	167,912	176,059
FHLMC, VRN, 4.06%, 8/15/15	146,651	154,758
FHLMC, VRN, 4.21%, 8/15/15	400,721	422,747
FHLMC, VRN, 4.53%, 8/15/15	107,501	113,079
FHLMC, VRN, 5.11%, 8/15/15	54,196	57,737
FHLMC, VRN, 5.78%, 8/15/15	261,889	280,712
FHLMC, VRN, 5.92%, 8/15/15	210,730	223,217
FHLMC, VRN, 6.12%, 8/15/15	142,936	152,632
FNMA, VRN, 1.89%, 8/25/15	327,354	344,073
FNMA, VRN, 1.92%, 8/25/15	1,395,160	1,466,035
FNMA, VRN, 1.94%, 8/25/15	578,431	607,823
FNMA, VRN, 1.94%, 8/25/15	996,783	1,049,286
FNMA, VRN, 1.94%, 8/25/15	724,001	761,168
FNMA, VRN, 1.94%, 8/25/15	425,961	448,397
FNMA, VRN, 2.22%, 8/25/15	52,884	56,353
FNMA, VRN, 2.31%, 8/25/15	92,581	98,941
FNMA, VRN, 2.33%, 8/25/15	74,223	79,434
FNMA, VRN, 2.35%, 8/25/15	346,049	369,217
FNMA, VRN, 2.70%, 8/25/15	345,929	356,251
FNMA, VRN, 3.36%, 8/25/15	161,584	169,405
FNMA, VRN, 3.66%, 8/25/15	241,028	252,910
FNMA, VRN, 3.92%, 8/25/15	199,404	211,405
FNMA, VRN, 4.98%, 8/25/15	156,057	166,635
		13,406,006
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.8%
FHLMC, 4.50%, 1/1/19	163,727	170,728
FHLMC, 6.50%, 1/1/28	23,625	27,166
FHLMC, 5.50%, 12/1/33	202,464	228,476
FHLMC, 5.00%, 7/1/35	1,774,560	1,974,213
FHLMC, 5.50%, 1/1/38	201,791	225,414
FHLMC, 6.00%, 8/1/38	73,582	83,402
FHLMC, 6.50%, 7/1/47	7,246	8,024

FNMA, 3.00%, 8/13/15(5)	1,750,000	1,762,306
FNMA, 3.50%, 8/13/15(5)	6,000,000	6,231,797
FNMA, 4.00%, 8/13/15(5)	5,450,000	5,800,631
FNMA, 4.50%, 8/13/15(5)	1,705,000	1,850,511
FNMA, 4.50%, 5/1/19	55,999	58,424
FNMA, 4.50%, 5/1/19	152,886	159,634
FNMA, 5.00%, 9/1/20	326,797	350,539
FNMA, 2.625%, 9/6/24	590,000	598,255
FNMA, 6.50%, 1/1/28	18,351	21,075
FNMA, 6.50%, 1/1/29	32,962	38,446
FNMA, 7.50%, 7/1/29	86,236	98,915
FNMA, 7.50%, 9/1/30	18,733	21,959
FNMA, 6.625%, 11/15/30	2,290,000	3,307,802
FNMA, 5.00%, 7/1/31	1,019,777	1,130,574
FNMA, 6.50%, 9/1/31	24,039	27,610
FNMA, 7.00%, 9/1/31	9,795	11,025
FNMA, 6.50%, 1/1/32	30,484	35,002
FNMA, 6.50%, 8/1/32	35,342	40,737
FNMA, 5.50%, 6/1/33	106,600	120,326
FNMA, 5.50%, 7/1/33	191,269	216,541
FNMA, 5.50%, 8/1/33	337,660	381,449
FNMA, 5.50%, 9/1/33	209,218	238,359
FNMA, 5.00%, 11/1/33	633,106	703,336
FNMA, 5.00%, 4/1/35	862,345	956,064
FNMA, 4.50%, 9/1/35	421,053	458,533
FNMA, 5.00%, 2/1/36	575,540	637,437
FNMA, 5.50%, 4/1/36	216,352	242,821
FNMA, 5.50%, 5/1/36	418,839	471,050
FNMA, 5.00%, 11/1/36	1,489,014	1,648,241
FNMA, 5.50%, 2/1/37	107,535	120,645
FNMA, 6.00%, 7/1/37	763,091	867,284
FNMA, 6.50%, 8/1/37	163,849	183,473
FNMA, 5.50%, 7/1/39	699,197	785,665
FNMA, 5.00%, 4/1/40	1,564,540	1,731,600
FNMA, 5.00%, 6/1/40	1,351,200	1,495,162
FNMA, 4.50%, 8/1/40	2,037,874	2,217,227
FNMA, 4.50%, 9/1/40	3,465,535	3,792,208
FNMA, 3.50%, 1/1/41	1,893,922	1,972,187
FNMA, 4.00%, 1/1/41	1,505,986	1,621,080
FNMA, 4.50%, 1/1/41	1,348,087	1,479,926
FNMA, 4.00%, 5/1/41	1,848,038	1,979,761
FNMA, 4.50%, 7/1/41	626,188	684,988
FNMA, 4.50%, 9/1/41	2,698,316	2,938,465
FNMA, 4.50%, 9/1/41	691,654	753,570
FNMA, 4.00%, 12/1/41	1,593,017	1,708,405
FNMA, 4.00%, 1/1/42	945,913	1,011,779
FNMA, 4.00%, 1/1/42	1,346,005	1,441,922
FNMA, 4.00%, 3/1/42	1,225,175	1,307,573
FNMA, 3.50%, 5/1/42	2,525,414	2,630,032

FNMA, 3.50%, 6/1/42	797,849	832,041
FNMA, 3.00%, 11/1/42	1,887,569	1,909,995
FNMA, 6.50%, 8/1/47	23,353	26,079
FNMA, 6.50%, 8/1/47	42,814	47,836
FNMA, 6.50%, 9/1/47	43,664	48,798
FNMA, 6.50%, 9/1/47	2,411	2,694
FNMA, 6.50%, 9/1/47	16,394	18,322
FNMA, 6.50%, 9/1/47	23,826	26,638
FNMA, 6.50%, 9/1/47	6,363	7,109
GNMA, 3.50%, 8/20/15(5)	3,300,000	3,448,887
GNMA, 4.00%, 8/20/15(5)	2,000,000	2,124,727
GNMA, 7.00%, 4/20/26	58,130	68,834
GNMA, 7.50%, 8/15/26	34,467	41,676
GNMA, 7.00%, 2/15/28	11,966	12,139
GNMA, 7.50%, 2/15/28	15,035	15,367
GNMA, 7.00%, 12/15/28	21,209	22,075
GNMA, 7.00%, 5/15/31	66,395	80,657
GNMA, 5.50%, 11/15/32	244,716	281,656
GNMA, 4.50%, 5/20/41	846,155	923,223
GNMA, 4.50%, 6/15/41	736,843	813,725
GNMA, 4.00%, 12/15/41	1,332,540	1,420,571
GNMA, 3.50%, 6/20/42	1,598,338	1,677,417
GNMA, 3.50%, 7/20/42	781,592	820,262
GNMA, 4.50%, 11/20/43	1,220,082	1,316,341
		77,046,843
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $88,267,300)		90,452,849
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	31,196	32,762
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 8/1/15	408,894	408,866
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	367,038	288,886
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 8/1/15	257,333	259,574
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	34,673	34,833
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 8/1/15	400,182	399,857
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	136,811	143,067
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 8/1/15	749,873	745,191
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.99%, 8/1/15	1,033,433	1,019,116
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.87%, 8/1/15	174,498	172,526
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.41%, 8/1/15	348,205	350,392
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,686	10,523
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 8/1/15	226,025	223,856
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.25%, 8/1/15	717,744	711,226
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.61%, 8/1/15	124,514	119,311
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 8/1/15	279,294	272,149
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 8/1/15	298,372	297,142
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.53%, 8/1/15	427,411	424,275
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.69%, 8/1/15	419,274	420,986
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.52%, 8/1/15	140,078	138,738
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.73%, 8/1/15	86,069	85,748

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 8/1/15	441,568	445,336
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 8/1/15(3)	170,785	170,720
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.74%, 8/1/15	596,954	613,079
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	80,564	84,535
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 8/25/15	300,922	296,671
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 8/1/15	443,491	436,589
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 8/1/15	62,682	62,454
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/15	96,709	97,252
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 8/1/15(3)	266,422	274,385
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 8/1/15	288,467	288,892
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 8/1/15	270,559	270,642
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 8/27/15	1,095,979	1,057,472
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 8/1/15	746,111	742,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	80,171	82,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 8/1/15	116,772	117,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.65%, 8/1/15	228,136	233,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 8/1/15	237,294	237,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	153,424	156,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	220,018	224,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	397,132	418,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.67%, 8/1/15	744,608	762,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.67%, 8/1/15	76,405	77,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.67%, 8/1/15	509,367	520,051
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 8/1/15	137,836	136,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.68%, 8/1/15	145,088	148,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 8/1/15	400,164	404,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 8/1/15	112,115	113,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 8/1/15	433,549	434,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	187,481	192,376
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	244,917	254,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	124,185	128,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	130,346	134,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	90,192	93,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 8/1/15	125,994	125,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	352,612	372,842
		16,772,152
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	349,433	379,972
FHLMC, Series 77, Class H, 8.50%, 9/15/20	18,718	19,653
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	712,550	712,787
		1,112,412
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,937,861)		17,884,564
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 8/1/15	50,625	50,625
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 8/1/15	300,000	302,076
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	1,125,000	1,130,473
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 8/15/15(3)	825,000	823,671

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 8/1/15(3)	625,000	626,832
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	950,000	959,761
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 8/15/15(3)	1,400,000	1,400,492
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 8/15/15(3)	925,000	924,778
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	735,228
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 8/1/15	775,000	826,217
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,025,000	1,088,337
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 8/15/15(3)	500,000	493,679
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	750,000	760,758
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(3)	1,150,000	1,152,970
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	325,000	330,859
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/15(3)	1,575,000	1,605,354
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/15	475,000	493,081
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 8/15/15(3)	925,000	921,464
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	298,662
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	490,013
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	41,251	41,676
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 8/11/15	201,164	201,185
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)	800,000	830,156
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 8/1/15(3)	725,000	733,856
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,079,914)		17,222,203
ASSET-BACKED SECURITIES(4) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	112,500	112,575
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	750,000	767,287
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(3)	800,000	803,366
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 8/16/15	775,000	775,030
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.69%, 8/17/15(3)	850,000	847,127
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.61%, 8/9/15(3)	845,067	843,329
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	365,089	364,976
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	338,320	337,838
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	1,100,000	1,099,890
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 8/15/15	527,890	527,488
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 8/11/15(3)	975,609	974,676
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	208,855	209,892
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	1,071,794	1,064,089
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	466,397	466,404
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	675,000	675,611
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	575,774	575,848
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	641,261	640,300
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	159,299	159,697
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(3)	675,000	675,651
TOTAL ASSET-BACKED SECURITIES (Cost $11,936,103)		11,921,074
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	430,000	473,000
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	20,690
Brazilian Government International Bond, 2.625%, 1/5/23	260,000	226,850
		720,540

Canada†
Province of Ontario Canada, 1.00%, 7/22/16	150,000	150,664
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	105,400
Chile Government International Bond, 3.625%, 10/30/42	100,000	91,000
		196,400
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	323,175
Colombia Government International Bond, 6.125%, 1/18/41	100,000	108,500
		431,675
Italy†
Italy Government International Bond, 6.875%, 9/27/23	220,000	276,542
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	471,450
Mexico Government International Bond, 5.125%, 1/15/20	330,000	364,320
Mexico Government International Bond, 4.00%, 10/2/23	100,000	103,250
Mexico Government International Bond, 6.05%, 1/11/40	50,000	58,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	390,000
		1,387,020
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	87,675
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	192,100
		279,775
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	324,750
Philippine Government International Bond, 6.375%, 10/23/34	150,000	201,750
		526,500
Poland†
Poland Government International Bond, 5.125%, 4/21/21	140,000	157,562
Poland Government International Bond, 3.00%, 3/17/23	140,000	139,426
		296,988
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	110,000	113,025
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16	130,000	131,785
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	300,000	277,065
Turkey Government International Bond, 4.25%, 4/14/26	200,000	189,851
		466,916
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	103,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,915,260)		5,081,630
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	195,000	259,574
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	147,958
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	241,038
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	120,582
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	233,470
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	129,804

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	72,917
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	105,000	137,488
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	79,511
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	155,221
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	280,072
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	128,870
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	95,000	122,278
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	124,081
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,314
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	54,425
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	245,000	243,900
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	242,640
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	257,128
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	110,343
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	127,899
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	89,693
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	144,564
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	63,137
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,027
TOTAL MUNICIPAL SECURITIES (Cost $3,148,708)		3,677,934
TEMPORARY CASH INVESTMENTS — 0.9%
SSgA U.S. Government Money Market Fund, Class N	2,839,202	2,839,202
State Street Institutional Liquid Reserves Fund, Premier Class	5,304,124	5,304,124
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,143,326)		8,143,326
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $808,098,786)		896,504,700
OTHER ASSETS AND LIABILITIES — (2.2)%		(19,295,140)
TOTAL NET ASSETS — 100.0%		$877,209,560

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $29,002,232, which represented 3.3% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	522,303,911	—	—
U.S. Treasury Securities	—	115,690,356	—
Corporate Bonds	—	104,126,853	—
U.S. Government Agency Mortgage-Backed Securities	—	90,452,849	—
Collateralized Mortgage Obligations	—	17,884,564	—
Commercial Mortgage-Backed Securities	—	17,222,203	—
Asset-Backed Securities	—	11,921,074	—
Sovereign Governments and Agencies	—	5,081,630	—
Municipal Securities	—	3,677,934	—
Temporary Cash Investments	8,143,326	—	—
	530,447,237	366,057,463	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$810,622,855
Gross tax appreciation of investments	$101,605,444
Gross tax depreciation of investments	(15,723,599)
Net tax appreciation (depreciation) of investments	$85,881,845

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2015

Capital Value - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 5.7%
Honeywell International, Inc.	22,670	2,381,484
Huntington Ingalls Industries, Inc.	6,340	744,379
Precision Castparts Corp.	6,540	1,274,777
Raytheon Co.	15,730	1,715,986
United Technologies Corp.	29,130	2,922,030
		9,038,656
Auto Components — 1.3%
BorgWarner, Inc.	9,120	453,355
Delphi Automotive plc	21,400	1,670,912
		2,124,267
Automobiles — 1.2%
Ford Motor Co.	89,930	1,333,662
Harley-Davidson, Inc.	10,790	629,057
		1,962,719
Banks — 15.2%
Bank of America Corp.	187,200	3,347,136
Citigroup, Inc.	21,150	1,236,429
JPMorgan Chase & Co.	93,200	6,386,996
KeyCorp	101,560	1,507,150
PNC Financial Services Group, Inc. (The)	27,920	2,741,186
U.S. Bancorp	71,470	3,231,159
Wells Fargo & Co.	98,530	5,701,931
		24,151,987
Biotechnology — 1.4%
Amgen, Inc.	9,560	1,688,200
Gilead Sciences, Inc.	3,950	465,547
		2,153,747
Building Products — 0.6%
Masco Corp.	35,950	948,721
Capital Markets — 5.6%
Ameriprise Financial, Inc.	14,760	1,854,889
BlackRock, Inc.	4,250	1,429,360
Goldman Sachs Group, Inc. (The)	11,380	2,333,697
Invesco Ltd.	42,640	1,645,904
Morgan Stanley	16,690	648,240
State Street Corp.	13,150	1,006,764
		8,918,854
Chemicals — 1.4%
Dow Chemical Co. (The)	27,870	1,311,562
LyondellBasell Industries NV, Class A	10,050	942,992
		2,254,554
Communications Equipment — 1.6%
Cisco Systems, Inc.	88,480	2,514,602
Consumer Finance — 1.7%
Capital One Financial Corp.	25,580	2,079,654

Discover Financial Services	10,900	608,329
		2,687,983
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	13,830	1,974,094
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	27,210	945,275
Electric Utilities — 2.1%
PPL Corp.	42,160	1,341,109
Westar Energy, Inc.	23,360	879,504
Xcel Energy, Inc.	31,310	1,085,518
		3,306,131
Electrical Equipment — 1.0%
Eaton Corp. plc	27,240	1,650,199
Energy Equipment and Services — 2.3%
Baker Hughes, Inc.	18,990	1,104,268
Halliburton Co.	24,250	1,013,407
Oceaneering International, Inc.	15,180	607,504
Schlumberger Ltd.	10,890	901,910
		3,627,089
Food and Staples Retailing — 3.2%
CVS Health Corp.	31,500	3,542,805
Kroger Co. (The)	29,560	1,159,934
Sysco Corp.	11,150	404,857
		5,107,596
Health Care Equipment and Supplies — 4.5%
Abbott Laboratories	52,470	2,659,704
Medtronic plc	48,300	3,786,237
Zimmer Biomet Holdings, Inc.	6,430	669,170
		7,115,111
Health Care Providers and Services — 3.0%
Aetna, Inc.	13,290	1,501,372
Anthem, Inc.	10,560	1,629,091
HCA Holdings, Inc.(1)	14,210	1,321,672
Laboratory Corp. of America Holdings(1)	2,700	343,683
		4,795,818
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	9,730	706,495
Household Durables — 1.3%
Whirlpool Corp.	11,400	2,026,122
Household Products — 0.6%
Procter & Gamble Co. (The)	12,720	975,624
Independent Power and Renewable Electricity Producers†
Talen Energy Corp.(1)	3,880	61,032
Industrial Conglomerates — 0.8%
General Electric Co.	45,750	1,194,075
Insurance — 6.6%
Allstate Corp. (The)	30,020	2,069,879
American International Group, Inc.	29,880	1,915,906
MetLife, Inc.	36,650	2,042,871
Principal Financial Group, Inc.	14,400	799,344
Prudential Financial, Inc.	20,600	1,820,216

Travelers Cos., Inc. (The)	16,590	1,760,531
		10,408,747
Machinery — 2.5%
Ingersoll-Rand plc	45,440	2,790,016
Stanley Black & Decker, Inc.	11,880	1,253,221
		4,043,237
Media — 3.4%
AMC Networks, Inc.(1)	5,950	501,109
Comcast Corp., Class A	25,370	1,583,342
Time Warner Cable, Inc.	4,400	836,044
Time Warner, Inc.	28,830	2,538,193
		5,458,688
Multiline Retail — 1.5%
Macy's, Inc.	29,270	2,021,386
Target Corp.	3,980	325,763
		2,347,149
Oil, Gas and Consumable Fuels — 9.7%
Chevron Corp.	39,160	3,464,877
Exxon Mobil Corp.	33,640	2,664,624
Imperial Oil Ltd.	58,290	2,156,710
Oasis Petroleum, Inc.(1)	44,890	432,291
Occidental Petroleum Corp.	32,350	2,270,970
TOTAL SA ADR	72,810	3,588,805
Valero Energy Corp.	13,290	871,824
		15,450,101
Paper and Forest Products — 0.4%
International Paper Co.	13,100	627,097
Pharmaceuticals — 6.6%
Allergan plc(1)	2,960	980,204
Catalent, Inc.(1)	23,701	807,730
Johnson & Johnson	37,700	3,777,917
Merck & Co., Inc.	60,670	3,577,103
Pfizer, Inc.	36,550	1,317,993
		10,460,947
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	34,760	850,577
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	128,330	2,227,809
Microchip Technology, Inc.	42,510	1,821,128
Micron Technology, Inc.(1)	18,850	348,913
ON Semiconductor Corp.(1)	21,230	225,463
		4,623,313
Software — 4.5%
Electronic Arts, Inc.(1)	38,260	2,737,503
Microsoft Corp.	21,460	1,002,182
Oracle Corp.	85,650	3,420,861
		7,160,546
Specialty Retail — 1.4%
Lowe's Cos., Inc.	32,430	2,249,345
Technology Hardware, Storage and Peripherals — 0.8%
Western Digital Corp.	15,350	1,321,021

Tobacco — 1.5%
Altria Group, Inc.	21,300	1,158,294
Philip Morris International, Inc.	14,790	1,264,989
		2,423,283
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	7,320	490,367
TOTAL COMMON STOCKS (Cost $106,618,086)		158,155,169
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $153,735), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $150,368)		150,367
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $184,456), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $180,442)		180,441
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $617,625), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $601,001)		601,000
State Street Institutional Liquid Reserves Fund, Premier Class	874	874
TOTAL TEMPORARY CASH INVESTMENTS (Cost $932,682)		932,682
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $107,550,768)		159,087,851
OTHER ASSETS AND LIABILITIES†		34,641
TOTAL NET ASSETS — 100.0%		$159,122,492

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,430,914	CAD	1,862,657	JPMorgan Chase Bank N.A.	8/31/15	6,959
USD	90,401	CAD	117,513	JPMorgan Chase Bank N.A.	8/31/15	566
USD	2,456,575	EUR	2,223,930	UBS AG	8/31/15	13,331
USD	76,415	EUR	69,445	UBS AG	8/31/15	121
						20,977

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	155,998,459	2,156,710	—
Temporary Cash Investments	874	931,808	—
	155,999,333	3,088,518	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,977	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$108,832,174
Gross tax appreciation of investments	$52,573,991
Gross tax depreciation of investments	(2,318,314)
Net tax appreciation (depreciation) of investments	$50,255,677

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Growth Fund
July 31, 2015

Focused Growth - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 6.9%
Boeing Co. (The)	4,345	626,419
Lockheed Martin Corp.	2,714	562,069
		1,188,488
Airlines — 1.7%
Alaska Air Group, Inc.	3,779	286,259
Beverages — 4.0%
PepsiCo, Inc.	7,167	690,540
Biotechnology — 7.8%
Alexion Pharmaceuticals, Inc.(1)	2,022	399,224
Biogen, Inc.(1)	829	264,269
Gilead Sciences, Inc.	2,635	310,561
Incyte Corp.(1)	3,508	365,814
		1,339,868
Capital Markets — 2.5%
Franklin Resources, Inc.	9,303	423,752
Chemicals — 2.2%
Dow Chemical Co. (The)	6,255	294,360
Sherwin-Williams Co. (The)	273	75,829
		370,189
Communications Equipment — 1.3%
QUALCOMM, Inc.	3,539	227,876
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	727	25,496
Energy Equipment and Services — 1.4%
Halliburton Co.	5,932	247,898
Food Products — 2.4%
Mead Johnson Nutrition Co.	4,630	409,246
Health Care Equipment and Supplies — 3.1%
C.R. Bard, Inc.	2,681	527,219
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	5,186	440,706
Express Scripts Holding Co.(1)	2,431	218,960
		659,666
Hotels, Restaurants and Leisure — 1.8%
Las Vegas Sands Corp.	5,371	300,991
Insurance — 0.8%
American International Group, Inc.	2,120	135,934
Internet and Catalog Retail — 3.1%
Expedia, Inc.	4,437	538,829
Internet Software and Services — 5.9%
Facebook, Inc., Class A(1)	4,084	383,937
Google, Inc., Class A(1)	951	625,282
		1,009,219
IT Services — 6.7%
Cognizant Technology Solutions Corp., Class A(1)	281	17,731

Fiserv, Inc.(1)	2,038	177,021
Teradata Corp.(1)	5,952	220,879
Visa, Inc., Class A	9,786	737,277
		1,152,908
Life Sciences Tools and Services — 0.3%
Illumina, Inc.(1)	273	59,869
Machinery — 2.5%
Parker-Hannifin Corp.	2,285	257,634
WABCO Holdings, Inc.(1)	1,447	178,661
		436,295
Media — 8.4%
Comcast Corp., Class A	10,400	649,064
Sirius XM Holdings, Inc.(1)	10,048	39,790
Walt Disney Co. (The)	6,353	762,360
		1,451,214
Multiline Retail — 2.9%
Macy's, Inc.	7,174	495,436
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc.(1)	191	20,353
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,532	136,517
Pharmaceuticals — 5.5%
Johnson & Johnson	1,576	157,931
Perrigo Co. plc	584	112,245
Pfizer, Inc.	5,933	213,944
Teva Pharmaceutical Industries Ltd. ADR	6,591	454,911
		939,031
Road and Rail — 1.9%
Union Pacific Corp.	3,346	326,536
Semiconductors and Semiconductor Equipment — 0.4%
Skyworks Solutions, Inc.	697	66,682
Software — 10.8%
Electronic Arts, Inc.(1)	7,253	518,952
Intuit, Inc.	4,957	524,302
Oracle Corp.	14,396	574,976
Splunk, Inc.(1)	3,336	233,320
		1,851,550
Specialty Retail — 6.3%
Bed Bath & Beyond, Inc.(1)	6,371	415,580
Gap, Inc. (The)	3,343	121,953
O'Reilly Automotive, Inc.(1)	2,150	516,667
Ross Stores, Inc.	540	28,706
		1,082,906
Wireless Telecommunication Services — 2.7%
SBA Communications Corp., Class A(1)	3,807	459,581
TOTAL COMMON STOCKS (Cost $13,358,981)		16,860,348
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $33,629)	341	34,792
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $41,323), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $40,417)		40,417

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $49,580), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $48,501)		48,501
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $167,063), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $161,000)		161,000
State Street Institutional Liquid Reserves Fund, Premier Class	778	778
TOTAL TEMPORARY CASH INVESTMENTS (Cost $250,696)		250,696
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $13,643,306)		17,145,836
OTHER ASSETS AND LIABILITIES — 0.2%		41,823
TOTAL NET ASSETS — 100.0%		$17,187,659

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,860,348	—	—
Exchange-Traded Funds	34,792	—	—
Temporary Cash Investments	778	249,918	—
	16,895,918	249,918	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,662,743
Gross tax appreciation of investments	$3,671,395
Gross tax depreciation of investments	(188,302)
Net tax appreciation (depreciation) of investments	$3,483,093

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Fundamental Equity Fund
July 31, 2015

Fundamental Equity - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 3.3%
Boeing Co. (The)	6,304	908,848
General Dynamics Corp.	17,601	2,624,485
Lockheed Martin Corp.	2,115	438,016
Northrop Grumman Corp.	26,126	4,520,059
Raytheon Co.	1,250	136,363
		8,627,771
Airlines — 0.9%
Delta Air Lines, Inc.	51,227	2,271,405
Southwest Airlines Co.	1,957	70,843
United Continental Holdings, Inc.(1)	1,933	109,002
		2,451,250
Banks — 7.8%
BancorpSouth, Inc.	8,917	225,333
Citigroup, Inc.	73,693	4,308,093
Fifth Third Bancorp	1,376	28,992
JPMorgan Chase & Co.	109,523	7,505,611
KeyCorp	19,017	282,212
M&T Bank Corp.	425	55,739
PacWest Bancorp	6,373	295,006
Wells Fargo & Co.	135,943	7,867,021
		20,568,007
Beverages — 2.0%
Coca-Cola Enterprises, Inc.	16,823	859,319
Dr Pepper Snapple Group, Inc.	17,278	1,386,041
PepsiCo, Inc.	31,517	3,036,663
		5,282,023
Biotechnology — 4.0%
Amgen, Inc.	11,394	2,012,067
Biogen, Inc.(1)	11,421	3,640,786
Gilead Sciences, Inc.	37,928	4,470,194
Regeneron Pharmaceuticals, Inc.(1)	592	327,767
		10,450,814
Capital Markets — 1.6%
Ameriprise Financial, Inc.	11,901	1,495,599
BlackRock, Inc.	1,917	644,725
Franklin Resources, Inc.	12,480	568,464
Goldman Sachs Group, Inc. (The)	962	197,277
Legg Mason, Inc.	26,020	1,283,827
		4,189,892
Chemicals — 1.8%
CF Industries Holdings, Inc.	15,536	919,731
Dow Chemical Co. (The)	11,360	534,602
LyondellBasell Industries NV, Class A	16,494	1,547,632
Sherwin-Williams Co. (The)	6,469	1,796,829
		4,798,794

Commercial Services and Supplies — 0.3%
Deluxe Corp.	1,558	100,382
Tyco International plc	15,052	571,825
		672,207
Communications Equipment — 3.5%
ARRIS Group, Inc.(1)	9,313	287,958
Cisco Systems, Inc.	131,437	3,735,439
Harris Corp.	1,935	160,489
Motorola Solutions, Inc.	27,216	1,637,315
QUALCOMM, Inc.	52,659	3,390,713
		9,211,914
Construction and Engineering — 0.1%
Fluor Corp.	5,229	244,456
Diversified Consumer Services — 0.3%
H&R Block, Inc.	24,087	801,856
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	8,912	1,272,099
McGraw Hill Financial, Inc.	13,393	1,362,738
Moody's Corp.	5,218	576,223
		3,211,060
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	51,730	1,797,100
CenturyLink, Inc.	46,599	1,332,731
Level 3 Communications, Inc.(1)	2,087	105,394
Verizon Communications, Inc.	28,302	1,324,251
		4,559,476
Electric Utilities — 1.0%
Duke Energy Corp.	1,115	82,755
Edison International	9,545	572,796
Entergy Corp.	15,584	1,106,776
Xcel Energy, Inc.	22,542	781,531
		2,543,858
Electrical Equipment†
Emerson Electric Co.	1,148	59,409
Electronic Equipment, Instruments and Components†
Dolby Laboratories, Inc., Class A	629	22,109
FLIR Systems, Inc.	1,529	47,078
		69,187
Energy Equipment and Services — 1.7%
Cameron International Corp.(1)	7,096	358,064
Diamond Offshore Drilling, Inc.	23,515	516,154
Nabors Industries Ltd.	6,767	78,565
National Oilwell Varco, Inc.	66,821	2,815,169
Patterson-UTI Energy, Inc.	1,032	17,012
Schlumberger Ltd.	2,311	191,397
Transocean Ltd.	30,968	410,636
		4,386,997
Food and Staples Retailing — 4.0%
CVS Health Corp.	48,182	5,419,029
Kroger Co. (The)	95,222	3,736,511
Rite Aid Corp.(1)	19,788	176,311
SUPERVALU, Inc.(1)	49,463	456,049

Wal-Mart Stores, Inc.	9,521	685,322
		10,473,222
Food Products — 2.8%
Archer-Daniels-Midland Co.	12,387	587,392
Campbell Soup Co.	5,930	292,408
ConAgra Foods, Inc.	19,301	850,402
General Mills, Inc.	23,902	1,391,335
Pinnacle Foods, Inc.	23,041	1,035,693
Tyson Foods, Inc., Class A	73,976	3,280,836
		7,438,066
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	55,852	2,831,138
Boston Scientific Corp.(1)	21,983	381,185
C.R. Bard, Inc.	1,966	386,614
Edwards Lifesciences Corp.(1)	1,080	164,333
Intuitive Surgical, Inc.(1)	302	161,017
ResMed, Inc.	365	21,152
		3,945,439
Health Care Providers and Services — 2.7%
Aetna, Inc.	10,965	1,238,716
AmerisourceBergen Corp.	22,137	2,340,988
Cigna Corp.	12,778	1,840,798
Express Scripts Holding Co.(1)	15,944	1,436,076
HCA Holdings, Inc.(1)	2,877	267,590
		7,124,168
Hotels, Restaurants and Leisure — 0.5%
Brinker International, Inc.	13,301	796,730
Cheesecake Factory, Inc. (The)	2,917	168,427
Las Vegas Sands Corp.	5,366	300,711
Yum! Brands, Inc.	1,012	88,813
		1,354,681
Household Products — 0.3%
Energizer Holdings, Inc.(1)	575	22,143
Kimberly-Clark Corp.	7,254	833,993
		856,136
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	27,536	352,461
NRG Energy, Inc.	2,292	51,455
		403,916
Industrial Conglomerates — 1.0%
3M Co.	15,815	2,393,442
General Electric Co.	8,647	225,687
		2,619,129
Insurance — 3.9%
American International Group, Inc.	73,041	4,683,389
MetLife, Inc.	27,103	1,510,721
Principal Financial Group, Inc.	1,368	75,938
Travelers Cos., Inc. (The)	38,150	4,048,478
		10,318,526
Internet and Catalog Retail — 1.0%
Expedia, Inc.	18,735	2,275,179
Liberty Interactive Corp. QVC Group, Class A(1)	8,882	258,022
		2,533,201

Internet Software and Services — 3.1%
eBay, Inc.(1)	1,739	48,901
Facebook, Inc., Class A(1)	45,012	4,231,578
Google, Inc., Class A(1)	3,673	2,414,998
Google, Inc., Class C(1)	1,523	952,804
IAC/InterActiveCorp	2,762	213,392
VeriSign, Inc.(1)	2,679	190,048
Yelp, Inc.(1)	9,746	257,294
		8,309,015
IT Services — 3.6%
Alliance Data Systems Corp.(1)	4,522	1,243,731
Computer Sciences Corp.	5,138	336,179
International Business Machines Corp.	10,104	1,636,747
Visa, Inc., Class A	75,618	5,697,060
Western Union Co. (The)	27,910	564,898
Xerox Corp.	10,473	115,413
		9,594,028
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	9,815	401,924
Machinery — 2.6%
Caterpillar, Inc.	31,933	2,510,892
Cummins, Inc.	24,703	3,199,780
Dover Corp.	12,479	799,529
Flowserve Corp.	3,206	150,650
Parker-Hannifin Corp.	1,758	198,214
		6,859,065
Media — 4.4%
Comcast Corp., Class A	100,369	6,264,029
DISH Network Corp., Class A(1)	2,865	185,108
Time Warner Cable, Inc.	1,509	286,725
Time Warner, Inc.	15,274	1,344,723
Viacom, Inc., Class B	33,213	1,893,141
Walt Disney Co. (The)	13,430	1,611,600
		11,585,326
Multi-Utilities — 1.3%
Ameren Corp.	22,688	932,023
CenterPoint Energy, Inc.	5,582	107,956
DTE Energy Co.	6,508	523,634
PG&E Corp.	15,588	818,526
Public Service Enterprise Group, Inc.	26,305	1,096,129
		3,478,268
Multiline Retail — 2.1%
Big Lots, Inc.	10,342	446,568
Kohl's Corp.	7,976	489,088
Macy's, Inc.	23,092	1,594,734
Target Corp.	35,326	2,891,433
		5,421,823
Oil, Gas and Consumable Fuels — 5.4%
Apache Corp.	3,626	166,288
Chevron Corp.	2,260	199,965
ConocoPhillips	23,034	1,159,531
EOG Resources, Inc.	6,774	522,885
Exxon Mobil Corp.	86,408	6,844,378

HollyFrontier Corp.	9,291	448,384
Murphy Oil Corp.	5,845	191,657
Occidental Petroleum Corp.	37,993	2,667,109
Valero Energy Corp.	32,163	2,109,893
		14,310,090
Paper and Forest Products — 0.7%
International Paper Co.	39,078	1,870,664
Pharmaceuticals — 7.1%
AbbVie, Inc.	25,752	1,802,898
Eli Lilly & Co.	15,927	1,345,991
Johnson & Johnson	77,743	7,790,626
Mylan NV(1)	8,193	458,726
Pfizer, Inc.	202,241	7,292,810
		18,691,051
Professional Services — 0.1%
Equifax, Inc.	2,982	304,552
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	20,835	207,308
AvalonBay Communities, Inc.	1,306	225,076
CBL & Associates Properties, Inc.	4,920	80,393
Digital Realty Trust, Inc.	1,430	91,906
Host Hotels & Resorts, Inc.	59,643	1,155,881
Iron Mountain, Inc.	2,524	75,846
Macerich Co. (The)	583	46,150
ProLogis, Inc.	5,642	229,122
Public Storage	7,886	1,618,050
Simon Property Group, Inc.	1,645	307,977
Weyerhaeuser Co.	4,484	137,614
		4,175,323
Road and Rail — 1.2%
Con-way, Inc.	2,249	87,239
Ryder System, Inc.	2,737	247,753
Union Pacific Corp.	29,681	2,896,569
		3,231,561
Semiconductors and Semiconductor Equipment — 2.3%
Altera Corp.	3,445	171,079
First Solar, Inc.(1)	4,413	195,496
Intel Corp.	52,497	1,519,788
KLA-Tencor Corp.	15,688	832,248
Marvell Technology Group Ltd.	30,647	381,249
Micron Technology, Inc.(1)	36,669	678,743
NVIDIA Corp.	27,051	539,668
Texas Instruments, Inc.	32,838	1,641,243
Xilinx, Inc.	3,764	157,147
		6,116,661
Software — 3.4%
CA, Inc.	1,602	46,674
Citrix Systems, Inc.(1)	771	58,295
Electronic Arts, Inc.(1)	22,893	1,637,994
Microsoft Corp.	64,830	3,027,561
MicroStrategy, Inc., Class A(1)	585	119,252
Oracle Corp.	56,851	2,270,629
Red Hat, Inc.(1)	5,879	464,912

Symantec Corp.	65,130	1,481,056
		9,106,373
Specialty Retail — 3.3%
Bed Bath & Beyond, Inc.(1)	1,094	71,361
Best Buy Co., Inc.	6,517	210,434
Gap, Inc. (The)	36,435	1,329,149
Home Depot, Inc. (The)	46,597	5,453,247
Lowe's Cos., Inc.	6,201	430,101
Pier 1 Imports, Inc.	3,438	40,603
Rent-A-Center, Inc.	2,042	54,705
Ross Stores, Inc.	1,848	98,240
TJX Cos., Inc. (The)	14,879	1,038,852
		8,726,692
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	86,589	10,503,246
EMC Corp.	28,940	778,197
Hewlett-Packard Co.	95,266	2,907,518
NetApp, Inc.	1,614	50,276
Western Digital Corp.	2,325	200,089
		14,439,326
Textiles, Apparel and Luxury Goods — 0.4%
Coach, Inc.	2,895	90,324
Ralph Lauren Corp.	7,372	928,061
		1,018,385
Thrifts and Mortgage Finance†
Hudson City Bancorp, Inc.	7,051	72,696
Tobacco — 0.5%
Altria Group, Inc.	25,036	1,361,458
Trading Companies and Distributors†
W.W. Grainger, Inc.	287	65,640
TOTAL COMMON STOCKS (Cost $188,046,148)		258,335,376
EXCHANGE-TRADED FUNDS — 1.1%
SPDR S&P 500 ETF Trust (Cost $2,976,572)	14,204	2,989,942
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $426,481), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $417,142)		417,138
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $511,704), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $500,568)		500,566
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 2/28/22, valued at $1,707,100), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $1,669,003)		1,669,000
State Street Institutional Liquid Reserves Fund, Premier Class	17	17
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,586,721)		2,586,721
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $193,609,441)		263,912,039
OTHER ASSETS AND LIABILITIES†		3,999
TOTAL NET ASSETS — 100.0%		$263,916,038

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	258,335,376	—	—
Exchange-Traded Funds	2,989,942	—	—
Temporary Cash Investments	17	2,586,704	—
	261,325,335	2,586,704	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$196,016,345
Gross tax appreciation of investments	$73,916,492
Gross tax depreciation of investments	(6,020,798)
Net tax appreciation (depreciation) of investments	$67,895,694

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2015

Growth - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 4.4%
Boeing Co. (The)	1,314,431	189,501,517
Lockheed Martin Corp.	941,222	194,927,076
		384,428,593
Airlines — 1.1%
Alaska Air Group, Inc.	642,676	48,682,707
Delta Air Lines, Inc.	1,209,907	53,647,276
		102,329,983
Beverages — 3.1%
PepsiCo, Inc.	2,863,245	275,873,656
Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.(1)	600,980	118,657,491
Biogen, Inc.(1)	465,083	148,259,159
Gilead Sciences, Inc.	1,614,444	190,278,370
Incyte Corp.(1)	442,830	46,178,312
Regeneron Pharmaceuticals, Inc.(1)	113,058	62,595,692
		565,969,024
Capital Markets — 0.7%
Franklin Resources, Inc.	1,372,258	62,506,352
Chemicals — 2.7%
Dow Chemical Co. (The)	1,764,812	83,052,053
PPG Industries, Inc.	568,616	61,626,602
Sherwin-Williams Co. (The)	325,829	90,502,263
		235,180,918
Communications Equipment — 1.3%
Cisco Systems, Inc.	2,023,414	57,505,426
QUALCOMM, Inc.	961,127	61,886,967
		119,392,393
Electrical Equipment — 0.4%
Generac Holdings, Inc.(1)	1,110,707	38,952,495
Energy Equipment and Services — 0.7%
Halliburton Co.	1,424,809	59,542,768
Food and Staples Retailing — 0.7%
Kroger Co. (The)	1,618,546	63,511,745
Food Products — 1.9%
ConAgra Foods, Inc.	974,646	42,942,903
Mead Johnson Nutrition Co.	1,375,368	121,568,777
		164,511,680
Health Care Equipment and Supplies — 3.1%
C.R. Bard, Inc.	329,891	64,873,065
Cooper Cos., Inc. (The)	277,015	49,031,655
DENTSPLY International, Inc.	1,071,342	60,970,074
Intuitive Surgical, Inc.(1)	179,460	95,682,688
		270,557,482
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	1,145,360	97,332,693

Express Scripts Holding Co.(1)	1,529,568	137,768,190
		235,100,883
Health Care Technology — 0.6%
Cerner Corp.(1)	743,004	53,288,247
Hotels, Restaurants and Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)	127,593	94,703,352
Las Vegas Sands Corp.	1,089,367	61,048,127
		155,751,479
Household Products — 0.7%
Church & Dwight Co., Inc.	693,656	59,883,322
Industrial Conglomerates — 1.7%
3M Co.	1,007,934	152,540,732
Insurance — 1.1%
Aflac, Inc.	745,507	47,749,724
American International Group, Inc.	804,627	51,592,683
		99,342,407
Internet and Catalog Retail — 4.6%
Amazon.com, Inc.(1)	438,868	235,299,078
Expedia, Inc.	1,396,629	169,606,626
		404,905,704
Internet Software and Services — 8.8%
Facebook, Inc., Class A(1)	2,912,398	273,794,536
Google, Inc., Class A(1)	591,511	388,918,482
LinkedIn Corp., Class A(1)	300,464	61,072,313
Pandora Media, Inc.(1)	2,815,585	49,329,049
		773,114,380
IT Services — 6.4%
Alliance Data Systems Corp.(1)	268,458	73,836,688
Cognizant Technology Solutions Corp., Class A(1)	442,510	27,922,381
Fiserv, Inc.(1)	950,027	82,519,345
Teradata Corp.(1)	597,393	22,169,254
Visa, Inc., Class A	4,765,037	358,997,888
		565,445,556
Life Sciences Tools and Services — 1.5%
Illumina, Inc.(1)	327,918	71,912,418
Mettler-Toledo International, Inc.(1)	68,642	23,173,539
Waters Corp.(1)	282,315	37,686,229
		132,772,186
Machinery — 1.8%
Parker-Hannifin Corp.	411,236	46,366,859
WABCO Holdings, Inc.(1)	303,444	37,466,231
Wabtec Corp.	711,026	71,948,721
		155,781,811
Media — 6.1%
Comcast Corp., Class A	4,167,433	260,089,494
Sirius XM Holdings, Inc.(1)	12,556,993	49,725,692
Walt Disney Co. (The)	1,941,498	232,979,760
		542,794,946
Multiline Retail — 2.1%
Dollar Tree, Inc.(1)	1,194,689	93,221,582
Macy's, Inc.	1,284,546	88,710,747
		181,932,329

Oil, Gas and Consumable Fuels — 0.6%
Concho Resources, Inc.(1)	522,655	55,694,117
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	660,795	58,883,442
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	1,695,165	111,270,630
Jazz Pharmaceuticals plc(1)	162,849	31,306,092
Johnson & Johnson	1,384,157	138,706,373
Perrigo Co. plc	498,528	95,817,082
Pfizer, Inc.	3,639,074	131,225,008
Teva Pharmaceutical Industries Ltd. ADR	622,891	42,991,937
Zoetis, Inc.	999,549	48,957,910
		600,275,032
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	418,575	78,365,612
Road and Rail — 1.6%
Union Pacific Corp.	1,432,322	139,780,304
Semiconductors and Semiconductor Equipment — 1.9%
Maxim Integrated Products, Inc.	1,729,565	58,874,393
Skyworks Solutions, Inc.	355,881	34,047,135
Xilinx, Inc.	1,758,248	73,406,854
		166,328,382
Software — 5.8%
Adobe Systems, Inc.(1)	993,875	81,487,811
Electronic Arts, Inc.(1)	1,153,017	82,498,366
Intuit, Inc.	1,276,250	134,988,963
NetSuite, Inc.(1)	188,873	18,668,207
Oracle Corp.	3,784,063	151,135,476
Splunk, Inc.(1)	604,660	42,289,921
		511,068,744
Specialty Retail — 6.1%
Bed Bath & Beyond, Inc.(1)	1,531,179	99,878,806
Gap, Inc. (The)	606,128	22,111,550
O'Reilly Automotive, Inc.(1)	723,545	173,875,099
Ross Stores, Inc.	1,767,848	93,978,800
TJX Cos., Inc. (The)	2,074,993	144,876,011
		534,720,266
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	3,590,009	435,468,091
EMC Corp.	2,752,248	74,007,949
		509,476,040
Textiles, Apparel and Luxury Goods — 0.5%
Carter's, Inc.	415,654	42,151,472
Tobacco — 1.3%
Philip Morris International, Inc.	1,395,883	119,389,873
Wireless Telecommunication Services — 1.5%
SBA Communications Corp., Class A(1)	1,104,093	133,286,107
TOTAL COMMON STOCKS (Cost $6,890,279,031)		8,804,830,462
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $1,410,972), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $1,380,073)		1,380,060

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $1,692,922), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $1,656,079)	1,656,072
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $5,634,563), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $5,522,009)	5,522,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,558,132)	8,558,132
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,898,837,163)	8,813,388,594
OTHER ASSETS AND LIABILITIES†	1,516,428
TOTAL NET ASSETS — 100.0%	$8,814,905,022

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,804,830,462	—	—
Temporary Cash Investments	—	8,558,132	—
	8,804,830,462	8,558,132	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,903,340,915
Gross tax appreciation of investments	$1,996,295,099
Gross tax depreciation of investments	(86,247,420)
Net tax appreciation (depreciation) of investments	$1,910,047,679

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2015

Heritage - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.3%
B/E Aerospace, Inc.	1,011,851	49,287,262
Esterline Technologies Corp.(1)	337,011	29,879,396
		79,166,658
Airlines — 1.6%
Alaska Air Group, Inc.	162,944	12,343,008
American Airlines Group, Inc.	679,529	27,249,113
Spirit Airlines, Inc.(1)	918,438	54,940,961
		94,533,082
Auto Components — 0.9%
BorgWarner, Inc.	1,030,873	51,244,697
Banks — 2.3%
East West Bancorp, Inc.	908,874	40,681,200
Signature Bank(1)	361,263	52,596,280
SVB Financial Group(1)	301,964	43,211,049
		136,488,529
Beverages — 4.5%
Boston Beer Co., Inc. (The), Class A(1)	117,456	25,901,397
Brown-Forman Corp., Class B	858,120	93,028,789
Constellation Brands, Inc., Class A	1,256,576	150,814,252
		269,744,438
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.(1)	223,406	28,468,627
AMAG Pharmaceuticals, Inc.(1)	444,221	28,385,722
BioMarin Pharmaceutical, Inc.(1)	194,965	28,517,530
Regeneron Pharmaceuticals, Inc.(1)	53,565	29,656,798
Vertex Pharmaceuticals, Inc.(1)	228,001	30,780,135
		145,808,812
Building Products — 1.0%
Lennox International, Inc.	510,499	60,274,617
Capital Markets — 2.1%
Affiliated Managers Group, Inc.(1)	594,686	123,635,219
Commercial Services and Supplies — 2.3%
KAR Auction Services, Inc.	2,032,624	79,130,052
Stericycle, Inc.(1)	428,242	60,369,275
		139,499,327
Communications Equipment — 3.1%
Juniper Networks, Inc.	1,254,042	35,639,874
Motorola Solutions, Inc.	1,629,901	98,054,844
Palo Alto Networks, Inc.(1)	275,759	51,244,295
		184,939,013
Consumer Finance — 0.5%
Discover Financial Services	550,453	30,720,782
Containers and Packaging — 1.6%
Ball Corp.	859,164	58,285,686
Berry Plastics Group, Inc.(1)	1,173,014	38,193,336
		96,479,022

Distributors — 0.3%
LKQ Corp.(1)	578,230	18,191,116
Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	672,768	68,454,144
Electrical Equipment — 0.9%
Acuity Brands, Inc.	270,576	54,437,185
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	1,146,061	69,818,036
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	427,516	62,118,075
United Natural Foods, Inc.(1)	210,251	9,572,728
		71,690,803
Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	738,654	50,213,699
Hershey Co. (The)	481,160	44,694,953
WhiteWave Foods Co. (The), Class A(1)	741,799	38,291,664
		133,200,316
Health Care Equipment and Supplies — 5.5%
Cooper Cos., Inc. (The)	260,993	46,195,761
DexCom, Inc.(1)	506,586	42,882,505
Hologic, Inc.(1)	1,017,395	42,384,676
NuVasive, Inc.(1)	638,693	35,134,502
Teleflex, Inc.	1,169,946	156,761,064
		323,358,508
Health Care Providers and Services — 4.3%
AmerisourceBergen Corp.	626,653	66,268,555
Team Health Holdings, Inc.(1)	932,314	62,847,286
Universal Health Services, Inc., Class B	535,113	77,714,461
VCA, Inc.(1)	738,249	45,424,461
		252,254,763
Hotels, Restaurants and Leisure — 1.5%
Buffalo Wild Wings, Inc.(1)	30,717	6,007,631
Jack in the Box, Inc.	69,742	6,625,490
La Quinta Holdings, Inc.(1)	1,777,491	37,718,359
Papa John's International, Inc.	481,051	36,348,213
		86,699,693
Household Durables — 3.7%
Harman International Industries, Inc.	462,712	49,815,574
Jarden Corp.(1)	1,426,118	78,436,490
Mohawk Industries, Inc.(1)	440,543	88,809,063
		217,061,127
Internet and Catalog Retail — 1.3%
Expedia, Inc.	452,364	54,935,084
TripAdvisor, Inc.(1)	304,058	24,136,124
		79,071,208
Internet Software and Services — 3.0%
CoStar Group, Inc.(1)	447,374	90,051,912
LinkedIn Corp., Class A(1)	281,545	57,226,837
Twitter, Inc.(1)	983,225	30,489,807
		177,768,556
IT Services — 3.1%
Alliance Data Systems Corp.(1)	304,509	83,752,155

Sabre Corp.	1,490,181	39,638,815
Vantiv, Inc., Class A(1)	1,383,495	60,873,780
		184,264,750
Leisure Products — 1.8%
Brunswick Corp.	910,326	48,329,207
Polaris Industries, Inc.	442,246	60,614,237
		108,943,444
Machinery — 5.3%
Flowserve Corp.	283,924	13,341,589
Ingersoll-Rand plc	937,076	57,536,466
Middleby Corp. (The)(1)	1,064,612	130,627,892
Snap-On, Inc.	408,719	67,356,891
WABCO Holdings, Inc.(1)	367,112	45,327,319
		314,190,157
Media — 1.4%
Charter Communications, Inc., Class A(1)	440,715	81,911,290
Multiline Retail — 2.2%
Burlington Stores, Inc.(1)	778,629	42,855,740
Dollar Tree, Inc.(1)	1,142,536	89,152,084
		132,007,824
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	355,409	37,872,383
Gulfport Energy Corp.(1)	906,643	29,701,625
		67,574,008
Pharmaceuticals — 3.3%
Endo International plc(1)	965,786	84,544,906
Horizon Pharma plc(1)	322,866	11,897,612
Zoetis, Inc.	1,969,510	96,466,600
		192,909,118
Professional Services — 1.7%
Nielsen NV	2,063,741	100,008,889
Real Estate Management and Development — 1.5%
Jones Lang LaSalle, Inc.	516,984	92,043,831
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	759,628	122,186,164
J.B. Hunt Transport Services, Inc.	694,819	58,448,174
		180,634,338
Semiconductors and Semiconductor Equipment — 2.9%
Avago Technologies Ltd.	447,075	55,946,966
Cypress Semiconductor Corp.	2,718,120	31,204,018
Freescale Semiconductor Ltd.(1)	765,568	30,523,196
NXP Semiconductors NV(1)	536,177	52,003,807
		169,677,987
Software — 7.4%
Activision Blizzard, Inc.	1,148,710	29,625,231
Electronic Arts, Inc.(1)	2,605,043	186,390,827
Intuit, Inc.	1,076,907	113,904,453
NetSuite, Inc.(1)	358,689	35,452,821
Splunk, Inc.(1)	540,491	37,801,941
Tyler Technologies, Inc.(1)	246,812	34,440,146
		437,615,419

Specialty Retail — 6.2%
AutoZone, Inc.(1)	82,351	57,723,110
Restoration Hardware Holdings, Inc.(1)	333,611	33,848,172
Sally Beauty Holdings, Inc.(1)	1,620,285	48,268,290
Signet Jewelers Ltd.	709,102	85,957,345
Tractor Supply Co.	796,733	73,713,737
Ulta Salon Cosmetics & Fragrance, Inc.(1)	402,934	66,899,132
		366,409,786
Textiles, Apparel and Luxury Goods — 3.7%
Hanesbrands, Inc.	2,783,540	86,373,246
Lululemon Athletica, Inc.(1)	706,945	44,438,563
Under Armour, Inc., Class A(1)	887,822	88,187,359
		218,999,168
Wireless Telecommunication Services — 3.0%
SBA Communications Corp., Class A(1)	1,458,065	176,017,607
TOTAL COMMON STOCKS (Cost $4,272,513,652)		5,787,747,267
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $25,402,783), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $24,846,481)		24,846,253
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $30,478,942), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $29,815,628)		29,815,504
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $101,412,000), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $99,414,166)		99,414,000
State Street Institutional Liquid Reserves Fund, Premier Class	36,639	36,639
TOTAL TEMPORARY CASH INVESTMENTS (Cost $154,112,396)		154,112,396
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $4,426,626,048)		5,941,859,663
OTHER ASSETS AND LIABILITIES — (0.2)%		(14,153,504)
TOTAL NET ASSETS — 100.0%		$5,927,706,159

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,475,770	CAD	7,133,834	JPMorgan Chase Bank N.A.	8/31/15	22,131
USD	104,316,257	CAD	135,791,080	JPMorgan Chase Bank N.A.	8/31/15	507,325
						529,456

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,787,747,267	—	—
Temporary Cash Investments	36,639	154,075,757	—
	5,787,783,906	154,075,757	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	529,456	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,438,075,701
Gross tax appreciation of investments	$1,582,476,914
Gross tax depreciation of investments	(78,692,952)
Net tax appreciation (depreciation) of investments	$1,503,783,962

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
July 31, 2015

New Opportunities - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 0.5%
B/E Aerospace, Inc.	21,468	1,045,706
Air Freight and Logistics — 0.6%
XPO Logistics, Inc.(1)	30,901	1,339,558
Airlines — 0.6%
Spirit Airlines, Inc.(1)	20,212	1,209,082
Banks — 2.7%
Cathay General Bancorp	45,348	1,456,124
FCB Financial Holdings, Inc., Class A(1)	46,170	1,603,484
Signature Bank(1)	18,322	2,667,500
		5,727,108
Beverages — 0.5%
Coca-Cola Bottling Co. Consolidated	6,670	1,080,540
Biotechnology — 8.0%
ACADIA Pharmaceuticals, Inc.(1)	9,636	470,333
Agios Pharmaceuticals, Inc.(1)	4,536	499,777
Alder Biopharmaceuticals, Inc.(1)	14,427	669,701
Alkermes plc(1)	14,126	989,103
AMAG Pharmaceuticals, Inc.(1)	10,370	662,643
Anacor Pharmaceuticals, Inc.(1)	12,839	1,915,450
Bluebird Bio, Inc.(1)	3,650	605,280
Celldex Therapeutics, Inc.(1)	11,593	273,015
Cepheid, Inc.(1)	9,560	531,440
Clovis Oncology, Inc.(1)	4,403	371,745
Dyax Corp.(1)	21,271	523,479
Esperion Therapeutics, Inc.(1)	5,601	347,262
Exact Sciences Corp.(1)	17,799	428,422
ImmunoGen, Inc.(1)	19,702	355,030
Intercept Pharmaceuticals, Inc.(1)	2,317	611,248
Isis Pharmaceuticals, Inc.(1)	16,133	886,186
Kite Pharma, Inc.(1)	6,983	508,153
Neurocrine Biosciences, Inc.(1)	10,004	501,401
Novavax, Inc.(1)	43,941	529,929
Opko Health, Inc.(1)	39,090	639,903
Portola Pharmaceuticals, Inc.(1)	9,000	444,960
Puma Biotechnology, Inc.(1)	4,657	421,924
Radius Health, Inc.(1)	5,822	455,979
Receptos, Inc.(1)	2,084	474,860
Seattle Genetics, Inc.(1)	12,907	617,858
Spark Therapeutics, Inc.(1)	4,387	269,537
TESARO, Inc.(1)	5,222	302,876
Ultragenyx Pharmaceutical, Inc.(1)	5,362	648,427
United Therapeutics Corp.(1)	5,712	967,384
		16,923,305
Building Products — 4.5%
Apogee Enterprises, Inc.	23,895	1,318,526
Caesarstone Sdot-Yam Ltd.	19,536	1,401,513

Fortune Brands Home & Security, Inc.	59,707	2,851,009
Lennox International, Inc.	17,845	2,106,959
Masonite International Corp.(1)	25,809	1,782,628
		9,460,635
Capital Markets — 2.0%
Evercore Partners, Inc., Class A	22,694	1,334,407
HFF, Inc., Class A	18,831	863,213
Lazard Ltd., Class A	35,291	1,955,475
		4,153,095
Chemicals — 2.3%
Ashland, Inc.	16,188	1,850,612
International Flavors & Fragrances, Inc.	14,960	1,729,226
PolyOne Corp.	34,980	1,198,765
		4,778,603
Commercial Services and Supplies — 2.3%
ABM Industries, Inc.	36,635	1,207,490
KAR Auction Services, Inc.	52,698	2,051,533
Multi-Color Corp.	23,769	1,517,888
		4,776,911
Communications Equipment — 1.7%
Infinera Corp.(1)	55,033	1,317,490
Palo Alto Networks, Inc.(1)	5,067	941,601
Ruckus Wireless, Inc.(1)	112,638	1,388,826
		3,647,917
Construction Materials — 1.4%
Headwaters, Inc.(1)	63,893	1,214,606
Summit Materials, Inc., Class A(1)	70,654	1,772,709
		2,987,315
Containers and Packaging — 2.3%
Ball Corp.	28,246	1,916,209
Berry Plastics Group, Inc.(1)	44,362	1,444,427
Graphic Packaging Holding Co.	94,664	1,429,426
		4,790,062
Distributors — 1.7%
LKQ Corp.(1)	115,198	3,624,129
Diversified Consumer Services — 0.7%
Nord Anglia Education, Inc.(1)	58,905	1,492,653
Diversified Financial Services — 2.1%
CBOE Holdings, Inc.	16,682	1,033,950
MarketAxess Holdings, Inc.	13,735	1,343,283
MSCI, Inc., Class A	31,113	2,120,662
		4,497,895
Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,343	2,282,098
Electronic Equipment, Instruments and Components — 0.5%
Mercury Systems, Inc.(1)	75,129	1,058,568
Food and Staples Retailing — 0.4%
United Natural Foods, Inc.(1)	20,014	911,237
Food Products — 1.6%
Hain Celestial Group, Inc. (The)(1)	32,730	2,224,986
J&J Snack Foods Corp.	10,484	1,240,886
		3,465,872

Health Care Equipment and Supplies — 5.5%
Align Technology, Inc.(1)	8,315	521,351
Cardiovascular Systems, Inc.(1)	35,308	1,053,591
Cooper Cos., Inc. (The)	4,586	811,722
DexCom, Inc.(1)	18,433	1,560,353
Entellus Medical, Inc.(1)	35,693	803,092
Glaukos Corp.(1)	15,610	496,242
Nevro Corp.(1)	21,738	1,103,638
NuVasive, Inc.(1)	38,412	2,113,044
STERIS Corp.	14,534	1,004,735
Teleflex, Inc.	15,835	2,121,732
		11,589,500
Health Care Providers and Services — 5.3%
AAC Holdings, Inc.(1)	35,352	1,343,729
Adeptus Health, Inc., Class A(1)	28,620	3,145,052
AMN Healthcare Services, Inc.(1)	40,862	1,202,569
Centene Corp.(1)	13,913	975,719
ExamWorks Group, Inc.(1)	46,990	1,648,409
Team Health Holdings, Inc.(1)	24,831	1,673,858
Teladoc, Inc.(1)	16,581	523,462
Tenet Healthcare Corp.(1)	13,287	748,058
		11,260,856
Health Care Technology — 1.9%
athenahealth, Inc.(1)	4,838	677,126
Evolent Health, Inc.(1)	60,097	1,281,869
HMS Holdings Corp.(1)	51,465	592,877
Medidata Solutions, Inc.(1)	13,415	721,727
Press Ganey Holdings, Inc.(1)	22,647	709,078
		3,982,677
Hotels, Restaurants and Leisure — 4.9%
ClubCorp Holdings, Inc.	103,264	2,408,116
Dave & Buster's Entertainment, Inc.(1)	43,457	1,686,132
La Quinta Holdings, Inc.(1)	81,661	1,732,846
Papa John's International, Inc.	37,334	2,820,957
Texas Roadhouse, Inc.	45,951	1,810,010
		10,458,061
Household Durables — 2.4%
Harman International Industries, Inc.	14,957	1,610,270
Installed Building Products, Inc.(1)	40,346	1,096,201
Jarden Corp.(1)	44,127	2,426,985
		5,133,456
Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd.	40,701	1,720,024
Internet Software and Services — 4.3%
comScore, Inc.(1)	30,753	1,799,051
CoStar Group, Inc.(1)	18,949	3,814,244
Demandware, Inc.(1)	23,664	1,788,052
Envestnet, Inc.(1)	35,583	1,611,554
		9,012,901
IT Services — 4.2%
EPAM Systems, Inc.(1)	25,545	1,893,140
Sabre Corp.	91,022	2,421,185
Vantiv, Inc., Class A(1)	73,033	3,213,452

Virtusa Corp.(1)	30,567	1,465,382
		8,993,159
Leisure Products — 2.3%
Brunswick Corp.	51,730	2,746,346
MCBC Holdings, Inc.(1)	79,060	1,209,618
Polaris Industries, Inc.	7,364	1,009,310
		4,965,274
Life Sciences Tools and Services — 1.5%
Mettler-Toledo International, Inc.(1)	2,819	951,695
PRA Health Sciences, Inc.(1)	36,477	1,531,669
Quintiles Transnational Holdings, Inc.(1)	9,886	758,454
		3,241,818
Machinery — 4.3%
Middleby Corp. (The)(1)	36,671	4,499,532
Snap-On, Inc.	18,713	3,083,902
WABCO Holdings, Inc.(1)	12,271	1,515,100
		9,098,534
Multiline Retail — 0.9%
Burlington Stores, Inc.(1)	32,734	1,801,679
Oil, Gas and Consumable Fuels — 1.3%
Diamondback Energy, Inc.(1)	13,767	926,519
Enviva Partners, LP(1)	62,918	972,083
Gulfport Energy Corp.(1)	26,457	866,732
		2,765,334
Pharmaceuticals — 1.3%
Horizon Pharma plc(1)	44,577	1,642,662
Pacira Pharmaceuticals, Inc.(1)	10,264	681,735
Tetraphase Pharmaceuticals, Inc.(1)	7,172	341,029
		2,665,426
Professional Services — 1.3%
Huron Consulting Group, Inc.(1)	23,299	1,781,674
Korn/Ferry International	31,039	1,039,186
		2,820,860
Real Estate Investment Trusts (REITs) — 0.7%
Sun Communities, Inc.	21,800	1,515,318
Real Estate Management and Development — 0.5%
FirstService Corp.	37,223	1,112,833
Road and Rail — 0.5%
Saia, Inc.(1)	26,768	1,162,267
Semiconductors and Semiconductor Equipment — 1.7%
Cypress Semiconductor Corp.	93,195	1,069,879
M/A-COM Technology Solutions Holdings, Inc.(1)	37,800	1,274,238
Monolithic Power Systems, Inc.	25,548	1,321,087
		3,665,204
Software — 5.4%
Barracuda Networks, Inc.(1)	27,299	749,085
FireEye, Inc.(1)	30,541	1,358,769
Manhattan Associates, Inc.(1)	20,962	1,358,757
Qlik Technologies, Inc.(1)	62,937	2,546,431
ServiceNow, Inc.(1)	11,952	962,136
Splunk, Inc.(1)	17,080	1,194,575
Tableau Software, Inc., Class A(1)	9,165	959,942

Tyler Technologies, Inc.(1)	15,894	2,217,849
		11,347,544
Specialty Retail — 4.8%
American Eagle Outfitters, Inc.	106,550	1,891,263
Men's Wearhouse, Inc. (The)	46,708	2,780,060
Restoration Hardware Holdings, Inc.(1)	26,428	2,681,385
Signet Jewelers Ltd.	12,381	1,500,825
Ulta Salon Cosmetics & Fragrance, Inc.(1)	8,109	1,346,337
		10,199,870
Technology Hardware, Storage and Peripherals — 0.9%
Nimble Storage, Inc.(1)	29,863	824,816
Super Micro Computer, Inc.(1)	43,966	1,172,573
		1,997,389
Textiles, Apparel and Luxury Goods — 3.4%
G-III Apparel Group Ltd.(1)	25,062	1,810,228
Hanesbrands, Inc.	46,802	1,452,266
Skechers U.S.A., Inc., Class A(1)	25,968	3,906,886
		7,169,380
TOTAL COMMON STOCKS (Cost $160,620,666)		206,931,653
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $776,043), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $759,049)		759,042
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $931,118), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $910,854)		910,850
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $3,098,250), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $3,037,005)		3,037,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,247	1,247
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,708,139)		4,708,139
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $165,328,805)		211,639,792
OTHER ASSETS AND LIABILITIES — 0.2%		379,142
TOTAL NET ASSETS — 100.0%		$212,018,934

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	939,093	CAD	1,222,441	JPMorgan Chase Bank N.A.	8/31/15	4,567
USD	50,657	CAD	65,996	JPMorgan Chase Bank N.A.	8/31/15	205
						4,772

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	205,818,820	1,112,833	—
Temporary Cash Investments	1,247	4,706,892	—
	205,820,067	5,819,725	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,772	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$165,865,842
Gross tax appreciation of investments	$48,949,503
Gross tax depreciation of investments	(3,175,553)
Net tax appreciation (depreciation) of investments	$45,773,950

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2015

NT Growth - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 4.3%
Boeing Co. (The)	162,397	23,412,776
Lockheed Martin Corp.	116,511	24,129,428
		47,542,204
Airlines — 1.2%
Alaska Air Group, Inc.	79,545	6,025,534
Delta Air Lines, Inc.	149,752	6,640,003
		12,665,537
Beverages — 4.5%
PepsiCo, Inc.	509,555	49,095,624
Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.(1)	74,912	14,790,625
Biogen, Inc.(1)	57,563	18,349,933
Gilead Sciences, Inc.	199,464	23,508,827
Incyte Corp.(1)	54,999	5,735,296
Regeneron Pharmaceuticals, Inc.(1)	13,712	7,591,786
		69,976,467
Capital Markets — 0.7%
Franklin Resources, Inc.	170,507	7,766,594
Chemicals — 2.6%
Dow Chemical Co. (The)	215,647	10,148,348
PPG Industries, Inc.	69,480	7,530,242
Sherwin-Williams Co. (The)	39,814	11,058,737
		28,737,327
Communications Equipment — 1.3%
Cisco Systems, Inc.	245,149	6,967,135
QUALCOMM, Inc.	118,960	7,659,834
		14,626,969
Electrical Equipment — 0.4%
Generac Holdings, Inc.(1)	134,154	4,704,781
Energy Equipment and Services — 0.7%
Halliburton Co.	176,078	7,358,300
Food and Staples Retailing — 0.7%
Kroger Co. (The)	199,798	7,840,073
Food Products — 1.9%
ConAgra Foods, Inc.	119,287	5,255,785
Mead Johnson Nutrition Co.	170,686	15,086,936
		20,342,721
Health Care Equipment and Supplies — 3.1%
C.R. Bard, Inc.	40,966	8,055,964
Cooper Cos., Inc. (The)	33,733	5,970,741
DENTSPLY International, Inc.	133,070	7,573,014
Intuitive Surgical, Inc.(1)	22,327	11,904,086
		33,503,805
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	142,264	12,089,595

Express Scripts Holding Co.(1)	189,307	17,050,881
		29,140,476
Health Care Technology — 0.6%
Cerner Corp.(1)	90,790	6,511,459
Hotels, Restaurants and Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	15,635	11,604,766
Las Vegas Sands Corp.	134,630	7,544,665
		19,149,431
Household Products — 0.7%
Church & Dwight Co., Inc.	86,306	7,450,797
Industrial Conglomerates — 1.7%
3M Co.	125,240	18,953,822
Insurance — 1.1%
Aflac, Inc.	92,631	5,933,015
American International Group, Inc.	99,883	6,404,498
		12,337,513
Internet and Catalog Retail — 4.6%
Amazon.com, Inc.(1)	54,334	29,131,174
Expedia, Inc.	172,908	20,997,948
		50,129,122
Internet Software and Services — 8.7%
Facebook, Inc., Class A(1)	360,979	33,935,636
Google, Inc., Class A(1)	73,231	48,149,382
LinkedIn Corp., Class A(1)	37,205	7,562,288
Pandora Media, Inc.(1)	340,073	5,958,079
		95,605,385
IT Services — 6.4%
Alliance Data Systems Corp.(1)	33,236	9,141,229
Cognizant Technology Solutions Corp., Class A(1)	54,907	3,464,632
Fiserv, Inc.(1)	117,391	10,196,582
Teradata Corp.(1)	73,953	2,744,396
Visa, Inc., Class A	590,135	44,460,771
		70,007,610
Life Sciences Tools and Services — 1.5%
Illumina, Inc.(1)	40,159	8,806,869
Mettler-Toledo International, Inc.(1)	8,521	2,876,690
Waters Corp.(1)	34,574	4,615,283
		16,298,842
Machinery — 1.8%
Parker-Hannifin Corp.	51,049	5,755,775
WABCO Holdings, Inc.(1)	37,644	4,647,905
Wabtec Corp.	86,882	8,791,589
		19,195,269
Media — 6.1%
Comcast Corp., Class A	516,326	32,223,906
Sirius XM Holdings, Inc.(1)	1,550,324	6,139,283
Walt Disney Co. (The)	239,871	28,784,520
		67,147,709
Multiline Retail — 2.1%
Dollar Tree, Inc.(1)	147,973	11,546,333
Macy's, Inc.	159,032	10,982,750
		22,529,083

Oil, Gas and Consumable Fuels — 0.6%
Concho Resources, Inc.(1)	64,590	6,882,710
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	83,166	7,410,922
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	209,962	13,781,906
Jazz Pharmaceuticals plc(1)	20,166	3,876,712
Johnson & Johnson	171,691	17,205,155
Perrigo Co. plc	61,921	11,901,216
Pfizer, Inc.	451,042	16,264,574
Teva Pharmaceutical Industries Ltd. ADR	76,227	5,261,188
Zoetis, Inc.	122,514	6,000,736
		74,291,487
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	51,147	9,575,741
Road and Rail — 1.6%
Union Pacific Corp.	177,632	17,335,107
Semiconductors and Semiconductor Equipment — 1.9%
Maxim Integrated Products, Inc.	214,243	7,292,832
Skyworks Solutions, Inc.	43,980	4,207,567
Xilinx, Inc.	218,167	9,108,472
		20,608,871
Software — 5.8%
Adobe Systems, Inc.(1)	121,676	9,976,215
Electronic Arts, Inc.(1)	142,588	10,202,172
Intuit, Inc.	158,043	16,716,208
NetSuite, Inc.(1)	23,464	2,319,182
Oracle Corp.	468,445	18,709,693
Splunk, Inc.(1)	74,853	5,235,219
		63,158,689
Specialty Retail — 6.1%
Bed Bath & Beyond, Inc.(1)	189,991	12,393,113
Gap, Inc. (The)	75,313	2,747,418
O'Reilly Automotive, Inc.(1)	89,488	21,504,861
Ross Stores, Inc.	216,292	11,498,083
TJX Cos., Inc. (The)	257,439	17,974,391
		66,117,866
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	445,648	54,057,103
EMC Corp.	341,652	9,187,022
		63,244,125
Textiles, Apparel and Luxury Goods — 0.5%
Carter's, Inc.	51,646	5,237,421
Wireless Telecommunication Services — 1.5%
SBA Communications Corp., Class A(1)	137,516	16,600,931
TOTAL COMMON STOCKS (Cost $857,839,972)		1,089,080,790
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF (Cost $1,050,758)	10,654	1,087,027
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $858,890,730)		1,090,167,817
OTHER ASSETS AND LIABILITIES — 0.2%		1,951,418
TOTAL NET ASSETS — 100.0%		$1,092,119,235

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$863,203,162
Gross tax appreciation of investments	$236,421,202
Gross tax depreciation of investments	(9,456,547)
Net tax appreciation (depreciation) of investments	$226,964,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2015

NT Heritage - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.3%
B/E Aerospace, Inc.	109,455	5,331,553
Esterline Technologies Corp.(1)	36,462	3,232,721
		8,564,274
Airlines — 1.6%
Alaska Air Group, Inc.	17,669	1,338,427
American Airlines Group, Inc.	73,684	2,954,728
Spirit Airlines, Inc.(1)	99,066	5,926,128
		10,219,283
Auto Components — 0.9%
BorgWarner, Inc.	111,777	5,556,435
Banks — 2.3%
East West Bancorp, Inc.	98,333	4,401,385
Signature Bank(1)	39,092	5,691,404
SVB Financial Group(1)	32,670	4,675,077
		14,767,866
Beverages — 4.5%
Boston Beer Co., Inc. (The), Class A(1)	12,555	2,768,629
Brown-Forman Corp., Class B	93,113	10,094,380
Constellation Brands, Inc., Class A	136,630	16,398,333
		29,261,342
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.(1)	24,168	3,079,728
AMAG Pharmaceuticals, Inc.(1)	48,061	3,071,098
BioMarin Pharmaceutical, Inc.(1)	21,091	3,084,981
Regeneron Pharmaceuticals, Inc.(1)	5,797	3,209,567
Vertex Pharmaceuticals, Inc.(1)	24,675	3,331,125
		15,776,499
Building Products — 1.0%
Lennox International, Inc.	54,840	6,474,959
Capital Markets — 2.1%
Affiliated Managers Group, Inc.(1)	64,780	13,467,762
Commercial Services and Supplies — 2.3%
KAR Auction Services, Inc.	218,136	8,492,034
Stericycle, Inc.(1)	46,439	6,546,506
		15,038,540
Communications Equipment — 3.1%
Juniper Networks, Inc.	134,581	3,824,792
Motorola Solutions, Inc.	178,210	10,721,114
Palo Alto Networks, Inc.(1)	30,691	5,703,308
		20,249,214
Consumer Finance — 0.5%
Discover Financial Services	59,132	3,300,157
Containers and Packaging — 1.6%
Ball Corp.	94,509	6,411,490
Berry Plastics Group, Inc.(1)	125,885	4,098,816
		10,510,306

Distributors — 0.3%
LKQ Corp.(1)	60,024	1,888,355
Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	72,763	7,403,635
Electrical Equipment — 0.9%
Acuity Brands, Inc.	29,066	5,847,789
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	122,992	7,492,673
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	45,897	6,668,834
United Natural Foods, Inc.(1)	22,798	1,037,993
		7,706,827
Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	79,349	5,394,145
Hershey Co. (The)	52,168	4,845,886
WhiteWave Foods Co. (The), Class A(1)	78,860	4,070,753
		14,310,784
Health Care Equipment and Supplies — 5.4%
Cooper Cos., Inc. (The)	28,940	5,122,380
DexCom, Inc.(1)	54,419	4,606,568
Hologic, Inc.(1)	109,999	4,582,558
NuVasive, Inc.(1)	70,224	3,863,022
Teleflex, Inc.	125,654	16,836,380
		35,010,908
Health Care Providers and Services — 4.3%
AmerisourceBergen Corp.	68,732	7,268,409
Team Health Holdings, Inc.(1)	100,008	6,741,539
Universal Health Services, Inc., Class B	58,055	8,431,328
VCA, Inc.(1)	80,051	4,925,538
		27,366,814
Hotels, Restaurants and Leisure — 1.5%
Buffalo Wild Wings, Inc.(1)	3,331	651,477
Jack in the Box, Inc.	7,564	718,580
La Quinta Holdings, Inc.(1)	192,740	4,089,943
Papa John's International, Inc.	52,814	3,990,626
		9,450,626
Household Durables — 3.6%
Harman International Industries, Inc.	49,706	5,351,348
Jarden Corp.(1)	154,640	8,505,200
Mohawk Industries, Inc.(1)	47,325	9,540,247
		23,396,795
Internet and Catalog Retail — 1.3%
Expedia, Inc.	48,925	5,941,452
TripAdvisor, Inc.(1)	32,972	2,617,317
		8,558,769
Internet Software and Services — 3.0%
CoStar Group, Inc.(1)	48,510	9,764,578
LinkedIn Corp., Class A(1)	30,245	6,147,598
Twitter, Inc.(1)	106,375	3,298,689
		19,210,865
IT Services — 3.1%
Alliance Data Systems Corp.(1)	32,932	9,057,617

Sabre Corp.	160,080	4,258,128
Vantiv, Inc., Class A(1)	150,018	6,600,792
		19,916,537
Leisure Products — 1.8%
Brunswick Corp.	97,790	5,191,671
Polaris Industries, Inc.	47,848	6,558,047
		11,749,718
Machinery — 5.3%
Flowserve Corp.	30,446	1,430,658
Ingersoll-Rand plc	100,510	6,171,314
Middleby Corp. (The)(1)	115,120	14,125,224
Snap-On, Inc.	44,220	7,287,456
WABCO Holdings, Inc.(1)	39,852	4,920,526
		33,935,178
Media — 1.4%
Charter Communications, Inc., Class A(1)	47,343	8,799,170
Multiline Retail — 2.2%
Burlington Stores, Inc.(1)	83,643	4,603,711
Dollar Tree, Inc.(1)	123,114	9,606,585
		14,210,296
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	38,255	4,076,453
Gulfport Energy Corp.(1)	97,395	3,190,660
		7,267,113
Pharmaceuticals — 3.2%
Endo International plc(1)	103,646	9,073,171
Horizon Pharma plc(1)	35,012	1,290,192
Zoetis, Inc.	214,781	10,519,973
		20,883,336
Professional Services — 1.7%
Nielsen NV	225,285	10,917,311
Real Estate Management and Development — 1.5%
Jones Lang LaSalle, Inc.	55,541	9,888,520
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	82,369	13,249,054
J.B. Hunt Transport Services, Inc.	74,593	6,274,763
		19,523,817
Semiconductors and Semiconductor Equipment — 2.9%
Avago Technologies Ltd.	48,026	6,009,974
Cypress Semiconductor Corp.	302,698	3,474,973
Freescale Semiconductor Ltd.(1)	82,128	3,274,443
NXP Semiconductors NV(1)	58,138	5,638,805
		18,398,195
Software — 7.3%
Activision Blizzard, Inc.	124,318	3,206,161
Electronic Arts, Inc.(1)	281,929	20,172,020
Intuit, Inc.	115,931	12,262,022
NetSuite, Inc.(1)	38,058	3,761,653
Splunk, Inc.(1)	57,543	4,024,557
Tyler Technologies, Inc.(1)	27,487	3,835,536
		47,261,949

Specialty Retail — 6.2%
AutoZone, Inc.(1)	8,838	6,194,908
Restoration Hardware Holdings, Inc.(1)	35,841	3,636,428
Sally Beauty Holdings, Inc.(1)	173,885	5,180,034
Signet Jewelers Ltd.	76,522	9,275,997
Tractor Supply Co.	87,251	8,072,462
Ulta Salon Cosmetics & Fragrance, Inc.(1)	43,570	7,233,927
		39,593,756
Textiles, Apparel and Luxury Goods — 3.6%
Hanesbrands, Inc.	299,383	9,289,855
Lululemon Athletica, Inc.(1)	75,942	4,773,714
Under Armour, Inc., Class A(1)	94,612	9,397,810
		23,461,379
Wireless Telecommunication Services — 3.0%
SBA Communications Corp., Class A(1)	158,125	19,088,850
TOTAL COMMON STOCKS (Cost $486,624,827)		625,726,602
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $3,063,543), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $2,996,453)		2,996,426
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,675,721), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $3,595,726)		3,595,711
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 8/31/20, valued at $12,231,250), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $11,989,020)		11,989,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,739	4,739
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,585,876)		18,585,876
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $505,210,703)		644,312,478
OTHER ASSETS AND LIABILITIES†		163,074
TOTAL NET ASSETS — 100.0%		$644,475,552

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,382,821	CAD	14,817,303	JPMorgan Chase Bank N.A.	8/31/15	55,359
USD	307,889	CAD	401,118	JPMorgan Chase Bank N.A.	8/31/15	1,244
USD	272,785	CAD	354,593	JPMorgan Chase Bank N.A.	8/31/15	1,707
						58,310

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	625,726,602	—	—
Temporary Cash Investments	4,739	18,581,137	—
	625,731,341	18,581,137	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	58,310	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$507,305,146
Gross tax appreciation of investments	$146,510,139
Gross tax depreciation of investments	(9,502,807)
Net tax appreciation (depreciation) of investments	$137,007,332

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2015

Select - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.4%
Boeing Co. (The)	312,900	45,110,793
United Technologies Corp.	153,000	15,347,430
		60,458,223
Auto Components — 1.8%
Delphi Automotive plc	381,100	29,756,288
Gentex Corp.	1,083,400	17,421,072
		47,177,360
Banks — 1.0%
JPMorgan Chase & Co.	360,800	24,725,624
Beverages — 3.9%
Constellation Brands, Inc., Class A	503,100	60,382,062
Diageo plc	1,362,600	38,078,868
		98,460,930
Biotechnology — 7.6%
Biogen, Inc.(1)	224,200	71,470,476
Celgene Corp.(1)	214,500	28,153,125
Gilead Sciences, Inc.	733,400	86,438,524
Vertex Pharmaceuticals, Inc.(1)	55,500	7,492,500
		193,554,625
Capital Markets — 1.5%
Franklin Resources, Inc.	827,700	37,701,735
Chemicals — 2.5%
Ashland, Inc.	224,500	25,664,840
Monsanto Co.	386,100	39,339,729
		65,004,569
Communications Equipment — 1.1%
QUALCOMM, Inc.	442,100	28,466,819
Diversified Financial Services — 1.5%
CBOE Holdings, Inc.	611,600	37,906,968
Energy Equipment and Services — 0.8%
Core Laboratories NV	75,600	8,288,028
Schlumberger Ltd.	138,000	11,429,160
		19,717,188
Food and Staples Retailing — 2.6%
Costco Wholesale Corp.	452,400	65,733,720
Food Products — 1.5%
Mead Johnson Nutrition Co.	419,900	37,114,961
Health Care Providers and Services — 4.9%
Cigna Corp.	131,000	18,871,860
Express Scripts Holding Co.(1)	191,200	17,221,384
UnitedHealth Group, Inc.	724,500	87,954,300
		124,047,544
Hotels, Restaurants and Leisure — 4.2%
Papa John's International, Inc.	319,700	24,156,532
Starbucks Corp.	1,332,700	77,203,311

Wynn Resorts Ltd.	48,900	5,047,947
		106,407,790
Industrial Conglomerates — 2.0%
Roper Technologies, Inc.	306,000	51,184,620
Insurance — 1.4%
MetLife, Inc.	629,800	35,105,052
Internet and Catalog Retail — 2.8%
Amazon.com, Inc.(1)	135,100	72,433,865
Internet Software and Services — 8.6%
Baidu, Inc. ADR(1)	102,400	17,680,384
Facebook, Inc., Class A(1)	624,300	58,690,443
Google, Inc., Class A(1)	98,600	64,829,500
Google, Inc., Class C(1)	97,500	60,996,975
LinkedIn Corp., Class A(1)	86,933	17,670,002
		219,867,304
IT Services — 3.8%
MasterCard, Inc., Class A	787,700	76,721,980
Teradata Corp.(1)	513,400	19,052,274
		95,774,254
Leisure Products — 0.9%
Polaris Industries, Inc.	167,600	22,971,256
Machinery — 4.7%
FANUC Corp.	102,700	17,136,692
Graco, Inc.	357,100	25,529,079
KUKA AG	261,600	22,426,822
Middleby Corp. (The)(1)	311,800	38,257,860
Nordson Corp.	230,500	17,082,355
		120,432,808
Media — 4.5%
Time Warner, Inc.	273,500	24,078,940
Walt Disney Co. (The)	757,500	90,900,000
		114,978,940
Oil, Gas and Consumable Fuels — 0.5%
EOG Resources, Inc.	152,000	11,732,880
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	426,400	37,996,504
Pharmaceuticals — 5.6%
Allergan plc(1)	82,600	27,352,990
Bristol-Myers Squibb Co.	1,069,000	70,169,160
Teva Pharmaceutical Industries Ltd. ADR	664,900	45,891,398
		143,413,548
Professional Services — 1.7%
Verisk Analytics, Inc., Class A(1)	547,700	42,780,847
Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	344,800	32,793,928
Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	48,300	7,775,419
Semiconductors and Semiconductor Equipment — 0.7%
Linear Technology Corp.	464,400	19,040,400
Software — 3.7%
Electronic Arts, Inc.(1)	706,600	50,557,230
Mobileye NV(1)	219,800	13,209,980

Oracle Corp.	798,500	31,892,090
		95,659,300
Specialty Retail — 7.2%
AutoZone, Inc.(1)	82,400	57,757,456
Home Depot, Inc. (The)	486,800	56,970,204
L Brands, Inc.	156,400	12,624,608
TJX Cos., Inc. (The)	790,000	55,157,800
		182,510,068
Technology Hardware, Storage and Peripherals — 10.4%
Apple, Inc.	1,926,200	233,648,060
EMC Corp.	1,181,000	31,757,090
		265,405,150
Tobacco — 0.8%
Philip Morris International, Inc.	237,800	20,339,034
TOTAL COMMON STOCKS (Cost $1,373,345,986)		2,538,673,233
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $2,107,203), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $2,061,057)		2,061,038
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $2,528,279), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $2,473,256)		2,473,246
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $8,413,875), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $8,247,014)		8,247,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,679	2,679
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,783,963)		12,783,963
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,386,129,949)		2,551,457,196
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,966,428)
TOTAL NET ASSETS — 100.0%		$2,546,490,768

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,590,842	CAD	8,627,708	JPMorgan Chase Bank N.A.	8/31/15	(4,829)
USD	18,257,015	EUR	16,528,019	UBS AG	8/31/15	99,076
GBP	1,860,781	USD	2,907,731	Credit Suisse AG	8/28/15	(2,345)
USD	35,600,126	GBP	22,835,964	Credit Suisse AG	8/28/15	(55,482)
JPY	226,967,000	USD	1,824,255	Credit Suisse AG	8/31/15	7,540
USD	16,456,895	JPY	2,033,973,500	Credit Suisse AG	8/31/15	41,195
						85,155

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,453,255,432	85,417,801	—
Temporary Cash Investments	2,679	12,781,284	—
	2,453,258,111	98,199,085	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	147,811	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(62,656)	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,389,187,256
Gross tax appreciation of investments	$1,168,887,065
Gross tax depreciation of investments	(6,617,125)
Net tax appreciation (depreciation) of investments	$1,162,269,940

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2015

Small Cap Growth - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	146,357	6,344,576
Banks — 2.5%
Cathay General Bancorp	154,182	4,950,784
FCB Financial Holdings, Inc., Class A(1)	149,727	5,200,019
Renasant Corp.	54,735	1,759,730
Signature Bank(1)	23,995	3,493,432
		15,403,965
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	7,614	1,679,039
Coca-Cola Bottling Co. Consolidated	20,939	3,392,118
		5,071,157
Biotechnology — 12.2%
ACADIA Pharmaceuticals, Inc.(1)	58,938	2,876,764
Acceleron Pharma, Inc.(1)	34,915	999,966
Alder Biopharmaceuticals, Inc.(1)	50,954	2,365,285
AMAG Pharmaceuticals, Inc.(1)	47,498	3,035,122
Anacor Pharmaceuticals, Inc.(1)	45,890	6,846,329
Bluebird Bio, Inc.(1)	7,221	1,197,458
Celldex Therapeutics, Inc.(1)	58,599	1,380,006
Cepheid, Inc.(1)	59,120	3,286,481
Chimerix, Inc.(1)	39,731	2,135,144
Clovis Oncology, Inc.(1)	24,205	2,043,628
Dyax Corp.(1)	122,053	3,003,724
Dynavax Technologies Corp.(1)	61,785	1,817,097
Esperion Therapeutics, Inc.(1)	23,883	1,480,746
Exact Sciences Corp.(1)	85,153	2,049,633
Halozyme Therapeutics, Inc.(1)	112,903	2,635,156
ImmunoGen, Inc.(1)	118,849	2,141,659
Insmed, Inc.(1)	75,269	2,039,790
Isis Pharmaceuticals, Inc.(1)	22,269	1,223,236
Keryx Biopharmaceuticals, Inc.(1)	158,719	1,266,578
Kite Pharma, Inc.(1)	30,148	2,193,870
Ligand Pharmaceuticals, Inc., Class B(1)	19,833	2,147,121
Merrimack Pharmaceuticals, Inc.(1)	131,080	1,323,908
Momenta Pharmaceuticals, Inc.(1)	74,014	1,609,064
Neurocrine Biosciences, Inc.(1)	65,295	3,272,585
Novavax, Inc.(1)	234,850	2,832,291
Portola Pharmaceuticals, Inc.(1)	43,485	2,149,898
Prothena Corp. plc(1)	28,316	1,868,006
PTC Therapeutics, Inc.(1)	33,039	1,691,927
Radius Health, Inc.(1)	26,005	2,036,712
Raptor Pharmaceutical Corp.(1)	90,624	1,290,486
Repligen Corp.(1)	43,473	1,521,990
Sarepta Therapeutics, Inc.(1)	44,193	1,410,641
Spark Therapeutics, Inc.(1)	17,777	1,092,219
TESARO, Inc.(1)	26,921	1,561,418

Ultragenyx Pharmaceutical, Inc.(1)	27,423	3,316,263
		75,142,201
Building Products — 4.2%
Apogee Enterprises, Inc.	83,662	4,616,469
Caesarstone Sdot-Yam Ltd.	71,567	5,134,216
Lennox International, Inc.	29,124	3,438,671
Masonite International Corp.(1)	90,866	6,276,115
NCI Building Systems, Inc.(1)	212,210	2,748,119
Trex Co., Inc.(1)	85,145	3,863,029
		26,076,619
Capital Markets — 1.9%
Evercore Partners, Inc., Class A	103,147	6,065,044
HFF, Inc., Class A	126,511	5,799,264
		11,864,308
Chemicals — 0.6%
PolyOne Corp.	116,810	4,003,079
Commercial Services and Supplies — 3.1%
ABM Industries, Inc.	145,495	4,795,515
HNI Corp.	76,235	3,780,494
KAR Auction Services, Inc.	126,921	4,941,034
Multi-Color Corp.	87,793	5,606,461
		19,123,504
Communications Equipment — 1.4%
Infinera Corp.(1)	157,457	3,769,521
Ruckus Wireless, Inc.(1)	372,844	4,597,166
		8,366,687
Construction Materials — 1.4%
Headwaters, Inc.(1)	233,233	4,433,759
Summit Materials, Inc., Class A(1)	168,516	4,228,067
		8,661,826
Containers and Packaging — 1.0%
Berry Plastics Group, Inc.(1)	187,923	6,118,773
Distributors — 0.8%
LKQ Corp.(1)	151,371	4,762,132
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	95,955	5,780,329
Nord Anglia Education, Inc.(1)	152,803	3,872,028
		9,652,357
Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	52,589	5,143,204
Electronic Equipment, Instruments and Components — 1.5%
Cognex Corp.	71,072	3,217,429
Mercury Systems, Inc.(1)	157,079	2,213,243
Universal Display Corp.(1)	77,635	3,703,966
		9,134,638
Food and Staples Retailing — 0.4%
United Natural Foods, Inc.(1)	53,693	2,444,642
Food Products — 0.6%
J&J Snack Foods Corp.	32,753	3,876,645
Health Care Equipment and Supplies — 5.7%
Cantel Medical Corp.	38,482	2,111,892
Cardiovascular Systems, Inc.(1)	135,566	4,045,289

Entellus Medical, Inc.(1)	69,680	1,567,800
Glaukos Corp.(1)	48,820	1,551,988
Globus Medical, Inc.(1)	95,637	2,683,574
Nevro Corp.(1)	75,517	3,833,998
NuVasive, Inc.(1)	136,141	7,489,116
STERIS Corp.	67,388	4,658,533
Teleflex, Inc.	26,147	3,503,437
West Pharmaceutical Services, Inc.	60,117	3,599,205
		35,044,832
Health Care Providers and Services — 6.0%
AAC Holdings, Inc.(1)	122,833	4,668,882
Adeptus Health, Inc., Class A(1)	86,627	9,519,441
Air Methods Corp.(1)	43,189	1,701,215
AMN Healthcare Services, Inc.(1)	149,501	4,399,814
ExamWorks Group, Inc.(1)	158,069	5,545,061
Molina Healthcare, Inc.(1)	29,084	2,193,806
Team Health Holdings, Inc.(1)	111,034	7,484,802
Teladoc, Inc.(1)	49,151	1,551,697
		37,064,718
Health Care Technology — 1.9%
Evolent Health, Inc.(1)	164,279	3,504,071
HMS Holdings Corp.(1)	203,995	2,350,023
Medidata Solutions, Inc.(1)	61,659	3,317,254
Press Ganey Holdings, Inc.(1)	71,823	2,248,778
		11,420,126
Hotels, Restaurants and Leisure — 6.0%
ClubCorp Holdings, Inc.	338,419	7,891,931
Dave & Buster's Entertainment, Inc.(1)	137,980	5,353,624
La Quinta Holdings, Inc.(1)	258,931	5,494,516
Papa John's International, Inc.	139,523	10,542,358
Texas Roadhouse, Inc.	189,708	7,472,598
		36,755,027
Household Durables — 0.7%
Installed Building Products, Inc.(1)	148,174	4,025,888
Insurance — 0.5%
Patriot National, Inc.(1)	166,545	3,097,737
Internet Software and Services — 5.8%
comScore, Inc.(1)	131,441	7,689,299
CoStar Group, Inc.(1)	44,660	8,989,611
Demandware, Inc.(1)	86,957	6,570,471
Envestnet, Inc.(1)	136,612	6,187,158
Q2 Holdings, Inc.(1)	220,007	5,981,990
		35,418,529
IT Services — 2.6%
EPAM Systems, Inc.(1)	96,274	7,134,866
Virtusa Corp.(1)	102,853	4,930,773
WEX, Inc.(1)	39,265	4,006,601
		16,072,240
Leisure Products — 1.7%
Brunswick Corp.	155,151	8,236,966
MCBC Holdings, Inc.(1)	161,693	2,473,903
		10,710,869

Life Sciences Tools and Services — 1.1%
PAREXEL International Corp.(1)	37,414	2,580,070
PRA Health Sciences, Inc.(1)	105,365	4,424,276
		7,004,346
Machinery — 2.3%
John Bean Technologies Corp.	120,325	4,385,846
Middleby Corp. (The)(1)	77,559	9,516,490
		13,902,336
Multiline Retail — 1.1%
Burlington Stores, Inc.(1)	123,570	6,801,293
Oil, Gas and Consumable Fuels — 1.2%
Carrizo Oil & Gas, Inc.(1)	80,337	3,063,250
Enviva Partners, LP(1)	132,801	2,051,775
Gulfport Energy Corp.(1)	71,242	2,333,888
		7,448,913
Pharmaceuticals — 2.3%
Cempra, Inc.(1)	51,048	2,136,869
Horizon Pharma plc(1)	118,357	4,361,455
Intra-Cellular Therapies, Inc.(1)	37,288	1,085,081
Pacira Pharmaceuticals, Inc.(1)	30,624	2,034,046
Relypsa, Inc.(1)	36,988	1,224,673
Tetraphase Pharmaceuticals, Inc.(1)	37,525	1,784,314
TherapeuticsMD, Inc.(1)	184,432	1,436,725
		14,063,163
Professional Services — 1.6%
Huron Consulting Group, Inc.(1)	71,745	5,486,340
Korn/Ferry International	126,439	4,233,178
		9,719,518
Real Estate Investment Trusts (REITs) — 0.7%
Sun Communities, Inc.	66,289	4,607,748
Real Estate Management and Development — 0.5%
FirstService Corp.	113,651	3,397,755
Road and Rail — 0.8%
Saia, Inc.(1)	106,648	4,630,656
Semiconductors and Semiconductor Equipment — 3.4%
Cavium, Inc.(1)	60,625	4,110,375
Cypress Semiconductor Corp.	297,452	3,414,749
M/A-COM Technology Solutions Holdings, Inc.(1)	117,120	3,948,115
Monolithic Power Systems, Inc.	81,202	4,198,956
Photronics, Inc.(1)	214,397	1,768,775
Synaptics, Inc.(1)	40,708	3,231,401
		20,672,371
Software — 6.2%
Barracuda Networks, Inc.(1)	98,610	2,705,859
ePlus, Inc.(1)	31,863	2,450,583
Manhattan Associates, Inc.(1)	100,760	6,531,263
Proofpoint, Inc.(1)	77,906	5,040,518
Qlik Technologies, Inc.(1)	205,118	8,299,074
Tyler Technologies, Inc.(1)	53,070	7,405,388
Verint Systems, Inc.(1)	94,088	5,477,804
		37,910,489

Specialty Retail — 5.2%
American Eagle Outfitters, Inc.	409,001	7,259,768
Kirkland's, Inc.	171,733	4,684,876
Men's Wearhouse, Inc. (The)	171,249	10,192,740
Restoration Hardware Holdings, Inc.(1)	95,821	9,721,999
		31,859,383
Technology Hardware, Storage and Peripherals — 1.0%
Nimble Storage, Inc.(1)	94,149	2,600,395
Super Micro Computer, Inc.(1)	142,103	3,789,887
		6,390,282
Textiles, Apparel and Luxury Goods — 2.5%
G-III Apparel Group Ltd.(1)	85,114	6,147,784
Skechers U.S.A., Inc., Class A(1)	60,119	9,044,904
		15,192,688
Wireless Telecommunication Services — 0.8%
RingCentral, Inc., Class A(1)	240,322	4,734,343
TOTAL COMMON STOCKS (Cost $496,788,000)		599,135,563
TEMPORARY CASH INVESTMENTS — 3.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $3,874,717), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $3,789,864)		3,789,829
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $4,648,990), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $4,547,814)		4,547,795
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 8/31/20, valued at $15,470,600), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $15,164,025)		15,164,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,272	5,272
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,506,896)		23,506,896
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $520,294,896)		622,642,459
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,402,358)
TOTAL NET ASSETS — 100.0%		$615,240,101

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,711,998	CAD	3,530,276	JPMorgan Chase Bank N.A.	8/31/15	13,189
USD	262,957	CAD	342,580	JPMorgan Chase Bank N.A.	8/31/15	1,063
						14,252

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	595,737,808	3,397,755	—
Temporary Cash Investments	5,272	23,501,624	—
	595,743,080	26,899,379	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	14,252	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$522,162,863
Gross tax appreciation of investments	$107,648,571
Gross tax depreciation of investments	(7,168,975)
Net tax appreciation (depreciation) of investments	$100,479,596

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2015

Ultra - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.2%
Boeing Co. (The)	895,000	129,032,150
Rockwell Collins, Inc.	874,000	73,957,880
United Technologies Corp.	750,000	75,232,500
		278,222,530
Auto Components — 0.2%
BorgWarner, Inc.	324,000	16,106,040
Automobiles — 0.9%
Tesla Motors, Inc.(1)	296,000	78,780,400
Banks — 1.2%
JPMorgan Chase & Co.	1,324,000	90,733,720
U.S. Bancorp	395,000	17,857,950
		108,591,670
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A(1)	200,000	44,104,000
Constellation Brands, Inc., Class A	1,107,000	132,862,140
		176,966,140
Biotechnology — 10.2%
Agios Pharmaceuticals, Inc.(1)	166,000	18,289,880
Alexion Pharmaceuticals, Inc.(1)	354,000	69,893,760
Bluebird Bio, Inc.(1)	121,000	20,065,430
Celgene Corp.(1)	2,132,000	279,825,000
Gilead Sciences, Inc.	2,496,000	294,178,560
Isis Pharmaceuticals, Inc.(1)	438,000	24,059,340
Kite Pharma, Inc.(1)	229,000	16,664,330
Regeneron Pharmaceuticals, Inc.(1)	286,000	158,346,760
Spark Therapeutics, Inc.(1)	238,000	14,622,720
		895,945,780
Capital Markets — 1.5%
Franklin Resources, Inc.	1,375,000	62,631,250
T. Rowe Price Group, Inc.	939,000	72,425,070
		135,056,320
Chemicals — 2.2%
Monsanto Co.	1,162,000	118,396,180
Valspar Corp. (The)	925,000	77,034,000
		195,430,180
Communications Equipment — 1.2%
QUALCOMM, Inc.	1,660,000	106,887,400
Consumer Finance — 0.9%
American Express Co.	1,000,000	76,060,000
Electrical Equipment — 1.7%
Acuity Brands, Inc.	679,000	136,608,010
Eaton Corp. plc	205,000	12,418,900
		149,026,910
Energy Equipment and Services — 0.5%
Core Laboratories NV	392,000	42,974,960

Food and Staples Retailing — 2.9%
Costco Wholesale Corp.	1,571,000	228,266,300
Whole Foods Market, Inc.	736,000	26,790,400
		255,056,700
Food Products — 1.3%
Mead Johnson Nutrition Co.	944,000	83,440,160
Nestle SA	412,000	31,210,183
		114,650,343
Health Care Equipment and Supplies — 2.5%
Intuitive Surgical, Inc.(1)	283,142	150,962,820
St. Jude Medical, Inc.	913,000	67,397,660
		218,360,480
Health Care Providers and Services — 4.3%
Cigna Corp.	453,000	65,259,180
Express Scripts Holding Co.(1)	721,000	64,940,470
UnitedHealth Group, Inc.	2,041,000	247,777,400
		377,977,050
Health Care Technology — 1.1%
Cerner Corp.(1)	1,387,000	99,475,640
Hotels, Restaurants and Leisure — 4.8%
Chipotle Mexican Grill, Inc.(1)	179,000	132,859,170
Starbucks Corp.	5,044,000	292,198,920
		425,058,090
Household Durables — 0.7%
GoPro, Inc., Class A(1)	940,000	58,374,000
Insurance — 1.3%
MetLife, Inc.	2,046,000	114,044,040
Internet and Catalog Retail — 3.5%
Amazon.com, Inc.(1)	580,000	310,967,000
Internet Software and Services — 9.4%
Alibaba Group Holding Ltd. ADR(1)	143,000	11,202,620
Baidu, Inc. ADR(1)	308,000	53,179,280
Facebook, Inc., Class A(1)	2,217,000	208,420,170
Google, Inc., Class A(1)	318,484	209,403,230
Google, Inc., Class C(1)	318,873	199,490,138
LinkedIn Corp., Class A(1)	392,000	79,677,920
Tencent Holdings Ltd.	3,215,000	60,009,352
		821,382,710
IT Services — 5.3%
MasterCard, Inc., Class A	2,354,802	229,357,715
Visa, Inc., Class A	3,128,000	235,663,520
		465,021,235
Machinery — 3.0%
Cummins, Inc.	701,000	90,800,530
Donaldson Co., Inc.	638,000	21,436,800
WABCO Holdings, Inc.(1)	558,000	68,896,260
Wabtec Corp.	811,000	82,065,090
		263,198,680
Media — 4.8%
Time Warner, Inc.	2,248,000	197,913,920
Walt Disney Co. (The)	1,852,000	222,240,000
		420,153,920

Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	279,000	29,730,240
EOG Resources, Inc.	806,000	62,215,140
		91,945,380
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	1,756,000	156,477,160
Pharmaceuticals — 1.0%
Pfizer, Inc.	2,487,000	89,681,220
Professional Services — 0.9%
Nielsen NV	1,668,000	80,831,280
Semiconductors and Semiconductor Equipment — 1.0%
ARM Holdings plc	2,455,000	38,606,898
Linear Technology Corp.	1,199,000	49,159,000
		87,765,898
Software — 4.5%
NetSuite, Inc.(1)	601,000	59,402,840
Oracle Corp.	1,906,000	76,125,640
Salesforce.com, Inc.(1)	1,084,000	79,457,200
Splunk, Inc.(1)	587,000	41,054,780
Tableau Software, Inc., Class A(1)	430,000	45,038,200
VMware, Inc., Class A(1)	743,000	66,223,590
Workday, Inc.(1)	326,000	27,491,580
		394,793,830
Specialty Retail — 3.0%
O'Reilly Automotive, Inc.(1)	436,000	104,775,160
TJX Cos., Inc. (The)	2,298,000	160,446,360
		265,221,520
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	6,336,315	768,595,009
Textiles, Apparel and Luxury Goods — 4.9%
Burberry Group plc	1,892,256	47,546,645
Lululemon Athletica, Inc.(1)	975,000	61,288,500
NIKE, Inc., Class B	1,835,000	211,428,700
Under Armour, Inc., Class A(1)	1,142,000	113,434,860
		433,698,705
Tobacco — 1.4%
Philip Morris International, Inc.	1,439,000	123,077,670
TOTAL COMMON STOCKS (Cost $3,914,503,057)		8,695,855,890
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $16,245,203), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $15,889,445)		15,889,299
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $19,491,430), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $19,067,238)		19,067,159
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 8/31/20 - 12/31/21, valued at $64,853,038), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $63,576,106)		63,576,000
State Street Institutional Liquid Reserves Fund, Premier Class	23,804	23,804
TOTAL TEMPORARY CASH INVESTMENTS (Cost $98,556,262)		98,556,262
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,013,059,319)		8,794,412,152
OTHER ASSETS AND LIABILITIES†		(14,553)
TOTAL NET ASSETS — 100.0%		$8,794,397,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	26,199,184	CHF	25,231,910	Credit Suisse AG	8/31/15	64,720
USD	71,178,537	GBP	45,657,999	Credit Suisse AG	8/28/15	(110,930)
						(46,210)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,518,482,812	177,373,078	—
Temporary Cash Investments	23,804	98,532,458	—
	8,518,506,616	275,905,536	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	64,720	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(110,930)	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,030,728,468
Gross tax appreciation of investments	$4,791,251,209
Gross tax depreciation of investments	(27,567,525)
Net tax appreciation (depreciation) of investments	$4,763,683,684

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Veedot® Fund
July 31, 2015

Veedot - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.7%
Curtiss-Wright Corp.	14,204	956,923
General Dynamics Corp.	7,400	1,103,414
HEICO Corp.	14,107	773,487
		2,833,824
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	13,597	953,829
Airlines — 1.3%
American Airlines Group, Inc.	14,110	565,811
Ryanair Holdings plc ADR	11,026	817,137
		1,382,948
Automobiles — 0.7%
Ford Motor Co.	46,875	695,156
Banks — 3.4%
PNC Financial Services Group, Inc. (The)	8,614	845,723
U.S. Bancorp	23,658	1,069,578
Wells Fargo & Co.	11,497	665,331
Westamerica Bancorp	20,354	996,939
		3,577,571
Beverages — 2.0%
Brown-Forman Corp., Class B	10,553	1,144,051
Coca-Cola Co. (The)	10,074	413,840
Coca-Cola Femsa SAB de CV ADR	6,792	513,135
		2,071,026
Biotechnology — 2.5%
Amgen, Inc.	6,690	1,181,387
Biogen, Inc.(1)	744	237,173
Celgene Corp.(1)	8,885	1,166,156
		2,584,716
Capital Markets — 4.9%
AllianceBernstein Holding LP	38,319	1,052,623
BlackRock, Inc.	2,301	773,873
Blackstone Group LP (The)	25,589	1,004,368
Janus Capital Group, Inc.	69,308	1,135,265
KKR & Co. LP	44,467	1,062,761
		5,028,890
Chemicals — 2.4%
Dow Chemical Co. (The)	21,306	1,002,661
Innospec, Inc.	12,269	530,634
LyondellBasell Industries NV, Class A	3,576	335,536
Mosaic Co. (The)	14,501	622,673
		2,491,504
Communications Equipment — 1.1%
Cisco Systems, Inc.	38,617	1,097,495
Consumer Finance — 0.9%
American Express Co.	12,803	973,796

Containers and Packaging — 0.3%
WestRock Co.(1)	4,721	297,706
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class A(1)	4	856,000
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	18,913	657,038
Deutsche Telekom AG ADR	33,150	596,700
Verizon Communications, Inc.	20,465	957,557
		2,211,295
Electric Utilities — 0.9%
Exelon Corp.	30,605	982,114
Electrical Equipment — 0.4%
Emerson Electric Co.	7,512	388,746
Electronic Equipment, Instruments and Components — 1.7%
Corning, Inc.	54,685	1,021,516
Rofin-Sinar Technologies, Inc.(1)	29,537	736,653
		1,758,169
Energy Equipment and Services — 0.8%
Halliburton Co.	19,140	799,861
Food and Staples Retailing — 2.9%
CVS Health Corp.	8,552	961,844
Kroger Co. (The)	25,579	1,003,720
Wal-Mart Stores, Inc.	14,439	1,039,319
		3,004,883
Food Products — 1.6%
Archer-Daniels-Midland Co.	21,096	1,000,373
General Mills, Inc.	11,549	672,267
		1,672,640
Health Care Providers and Services — 4.4%
Aetna, Inc.	6,391	721,991
Anthem, Inc.	6,099	940,893
Cardinal Health, Inc.	10,657	905,632
Express Scripts Holding Co.(1)	11,072	997,255
McKesson Corp.	4,558	1,005,358
		4,571,129
Health Care Technology — 0.9%
HealthStream, Inc.(1)	34,519	968,603
Hotels, Restaurants and Leisure — 2.7%
Boyd Gaming Corp.(1)	69,226	1,183,072
Buffalo Wild Wings, Inc.(1)	6,675	1,305,497
Domino's Pizza, Inc.	2,957	336,625
		2,825,194
Household Products — 0.7%
Colgate-Palmolive Co.	10,508	714,754
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	27,414	1,115,201
Industrial Conglomerates — 1.8%
3M Co.	4,772	722,195
General Electric Co.	43,121	1,125,458
		1,847,653
Insurance — 4.2%
ACE Ltd.	10,019	1,089,767

Aflac, Inc.	16,721	1,070,980
HCI Group, Inc.	23,922	1,073,619
Universal Insurance Holdings, Inc.	39,487	1,082,734
		4,317,100
Internet and Catalog Retail — 1.9%
Amazon.com, Inc.(1)	1,911	1,024,583
TripAdvisor, Inc.(1)	11,769	934,223
		1,958,806
Internet Software and Services — 1.0%
Facebook, Inc., Class A(1)	10,982	1,032,418
IT Services — 5.2%
CoreLogic, Inc.(1)	26,348	1,039,165
Fiserv, Inc.(1)	11,543	1,002,625
Luxoft Holding, Inc.(1)	16,266	1,020,854
NeuStar, Inc., Class A(1)	36,655	1,131,540
Visa, Inc., Class A	15,547	1,171,311
		5,365,495
Leisure Products — 1.1%
Nautilus, Inc.(1)	53,631	1,133,223
Life Sciences Tools and Services — 2.1%
Bio-Techne Corp.	10,648	1,164,678
Waters Corp.(1)	7,422	990,763
		2,155,441
Media — 4.1%
Comcast Corp., Class A	18,087	1,128,810
Gray Television, Inc.(1)	69,304	1,170,544
Morningstar, Inc.	10,436	889,043
Walt Disney Co. (The)	9,169	1,100,280
		4,288,677
Multi-Utilities — 0.7%
Dominion Resources, Inc.	9,639	691,116
Multiline Retail — 0.7%
Macy's, Inc.	10,579	730,586
Oil, Gas and Consumable Fuels — 5.3%
Chevron Corp.	10,107	894,268
ConocoPhillips	5,886	296,301
EOG Resources, Inc.	10,769	831,259
Exxon Mobil Corp.	18,338	1,452,553
Marathon Petroleum Corp.	19,364	1,058,630
Occidental Petroleum Corp.	13,436	943,207
		5,476,218
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	12,013	1,070,478
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	12,535	822,797
Eli Lilly & Co.	14,725	1,244,410
Merck & Co., Inc.	12,116	714,359
Pfizer, Inc.	30,283	1,092,005
Prestige Brands Holdings, Inc.(1)	24,230	1,153,833
Sanofi ADR	12,704	685,889
		5,713,293

Professional Services — 2.0%
Korn/Ferry International	33,729	1,129,247
RPX Corp.(1)	61,244	948,057
		2,077,304
Real Estate Investment Trusts (REITs) — 1.6%
Capstead Mortgage Corp.	52,391	579,969
Equity Residential	13,883	1,038,587
		1,618,556
Semiconductors and Semiconductor Equipment — 1.5%
Intel Corp.	37,131	1,074,942
Micron Technology, Inc.(1)	28,901	534,958
		1,609,900
Software — 5.4%
Fortinet, Inc.(1)	24,954	1,191,304
Microsoft Corp.	35,957	1,679,192
Oracle Corp.	24,202	966,628
SolarWinds, Inc.(1)	18,187	725,479
Tyler Technologies, Inc.(1)	7,318	1,021,154
		5,583,757
Specialty Retail — 2.1%
Home Depot, Inc. (The)	9,287	1,086,857
Lowe's Cos., Inc.	15,424	1,069,809
		2,156,666
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	16,930	2,053,609
Western Digital Corp.	12,903	1,110,432
		3,164,041
Thrifts and Mortgage Finance — 2.2%
Essent Group Ltd.(1)	41,774	1,222,725
Northwest Bancshares, Inc.	80,486	1,021,367
		2,244,092
Tobacco — 0.9%
Philip Morris International, Inc.	11,282	964,949
Trading Companies and Distributors — 0.7%
Aircastle Ltd.	28,181	678,317
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Series L ADR	24,289	470,721
TOTAL COMMON STOCKS (Cost $93,343,867)		102,205,857
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $228,137), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $223,141)		223,139
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $273,725), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $267,768)		267,767
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $911,250), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $893,001)		893,000
State Street Institutional Liquid Reserves Fund, Premier Class	156	156
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,384,062)		1,384,062
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $94,727,929)		103,589,919
OTHER ASSETS AND LIABILITIES†		13,182
TOTAL NET ASSETS — 100.0%		$103,603,101

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,321,564	EUR	1,196,408	UBS AG	8/31/15	7,172
USD	30,435	EUR	27,659	UBS AG	8/31/15	48
						7,220

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	102,205,857	—	—
Temporary Cash Investments	156	1,383,906	—
	102,206,013	1,383,906	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,220	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$94,873,846
Gross tax appreciation of investments	$11,295,451
Gross tax depreciation of investments	(2,579,378)
Net tax appreciation (depreciation) of investments	$8,716,073

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2015